UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-03894

T. Rowe Price Short-Term Bond Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2022

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
November 30, 2022
SemiAnnual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRWBX Short-Term Bond Fund –
.
PASHX Short-Term Bond Fund–
.
Advisor  Class
TBSIX Short-Term Bond Fund–
.
I  Class
TRZOX Short-Term Bond Fund–
.
Z Class

T. ROWE PRICE Short-Term Bond Fund
HIGHLIGHTS
The Short-Term Bond Fund underperformed its benchmark and its Lipper peer group average over the six-month period ended November 30, 2022.
Shorter-maturity bond markets were adversely impacted by macro- and interest rate-driven volatility during the reporting period.
The portfolio’s risk levels decreased modestly over the period, driven by a slight increase in our allocation to U.S. Treasuries and a small reduction in our allocation to securitized sectors.
Using the breadth and depth of our global research platform, we will look to selectively add to high-conviction positions as volatility creates attractive entry points.
Log in to your account at troweprice.com for more information.
* Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

T. ROWE PRICE Short-Term Bond Fund
Market Commentary

Dear Shareholder
Global stock markets generally produced negative returns during the first half of your fund’s fiscal year, the six-month period ended November 30,
2022, while rising bond yields weighed on returns for fixed income investors.
Investors contended with tightening financial conditions and slowing economic and corporate earnings growth, but hopes that persistently high inflation might be easing helped spark a rally late in the period that partially offset earlier losses.
In the U.S., equity results were mixed. The Dow Jones Industrial Average recorded positive results and mid-cap growth stocks also performed well, while most other benchmarks finished in negative territory. The S&P 500
Index was modestly negative for the period, but results varied widely at the sector level, with industrials and energy shares delivering strong gains while communication services stocks struggled. Outside the U.S., most major country and regional benchmarks lost ground. Emerging markets stocks generally underperformed shares in developed markets. Meanwhile, the U.S. dollar strengthened versus most currencies during the period, which weighed on returns for U.S. investors in international securities.
Elevated inflation remained a leading concern for investors throughout the period, although hopes that inflation may have peaked led to rallies during the summer and again in November. The October consumer price index report, which was released in mid-November, was better than expected and showed price increases easing from recent 40-year highs. However, the 7.7% year-over-
year increase in the headline inflation number remained well above the Fed’s
2% target.
In response to the high inflation readings, global central banks continued
to tighten monetary policy, and investors focused on communications from central bank officials on how high rates would have to go. The Federal Reserve delivered four historically large 75-basis-point (0.75 percentage point) rate hikes during the period, which lifted its short-term lending benchmark to a target range of 3.75% to 4.00% by early November, the highest level since 2008.
As our reporting period came to an end, Fed officials signaled that they were likely to dial back the pace of rate increases.
Bond yields increased considerably across the Treasury yield curve as the
Fed tightened monetary policy, with the yield on the benchmark 10-year U.S.
Treasury note climbing from 2.85% at the start of the period to 3.68% at the end of November. Significant inversions in the Treasury curve, which are often considered a warning sign of a coming recession, occurred during the period

T. ROWE PRICE Short-Term Bond Fund

as shorter-maturity Treasuries experienced the largest yield increases. The sharp increase in yields led to generally negative results across the fixed income market as bond prices and yields move in opposite directions.
On a positive note, the U.S. jobs market remained resilient during the period, and overall economic growth turned positive in the third quarter after two slightly negative quarters. However, recession fears also grew as corporate earnings slowed and manufacturing gauges drifted toward contraction levels. In addition, the housing market began to weaken as mortgage rates climbed to the highest level in more than 20 years.
The past year has been a trying time for investors as few sectors remained untouched by the broad headwinds that markets faced, and volatility may continue in the near term as central banks tighten policy amid slowing economic growth. However, in our view, valuations have become more attractive across many market sectors during the downturn, which provides potential opportunities for selective investors focused on fundamentals.
We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Short-Term Bond Fund
Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE
The fund seeks a high level of income consistent with minimal fluctuation in principal value and liquidity.
FUND COMMENTARY
How did the fund perform in the past six months?
The Short-Term Bond Fund returned -1.98% in the six-month period ended
November 30, 2022. The fund underperformed its benchmark, the Bloomberg
1–3 Year U.S. Government/Credit Bond Index, as well as its Lipper peer group average. (Returns for the Advisor, I, and Z Class shares will vary, reflecting their different fee structures. Past performance cannot guarantee future results .)
What factors influenced the
fund’s performance?
Shorter-maturity bond
markets were adversely
impacted by macro- and
interest rate-driven volatility
during the reporting period.
Macroeconomic sentiment
was mixed as hopes of slower
Federal Reserve rate hikes
supported risk assets before
hawkish rhetoric, elevated
inflation, and tightness in
the labor market quelled expectations of capitulation from the Fed. While credit spreads on one- to three-year corporate bonds ended the period little changed, corporate bonds produced negative absolute returns as rising U.S.
Treasury yields dragged bond prices lower. (Credit spreads are a measure of the additional yield offered by bonds that have credit risk compared with U.S.
Treasuries with similar maturities.)
Treasuries declined in value over the reporting period. Front-end Treasury yields rose throughout most of the period as investors priced in a higher-
for-longer interest rate regime. However, economic data appeared to begin reflecting tighter financial conditions as the period progressed, which revitalized expectations for smaller rate hikes and sent yields on Treasury notes and bonds lower in November. The two-year Treasury yield began the period at
2.53%, reached 4.72% in early November, but ended the period at 4.38%.
PERFORMANCE COMPARISON
Six-Month Period Ended 11/30/22 Total Return
Short-Term Bond Fund –
.
-1.98%
Short-Term Bond Fund–
.
Advisor  Class -2.10
Short-Term Bond Fund–
.
I  Class -1.69
Short-Term Bond Fund–
.
Z Class -1.75
Bloomberg 1–3 Year
U.S. Government/Credit Bond Index -1.49
Lipper Short Investment Grade
Debt Funds Average -1.37

T. ROWE PRICE Short-Term Bond Fund

Sector allocations detracted from the fund’s relative performance in aggregate.
Out-of-benchmark allocations to securitized sectors, including commercial mortgage-backed securities (CMBS), asset-backed securities (ABS), and residential mortgage-backed securities (RMBS), weighed on relative results alongside volatility in the rates market. Our allocation to RMBS was a prominent detractor, as rate volatility and challenged liquidity pushed the interest rate-sensitive sector’s spreads notably wider. Conversely, an overweight to investment-grade corporate bonds and a corresponding underweight to U.S.
Treasuries supported relative performance as hopes of a dovish pivot from the
Fed led to a late-period rally in credit spreads.
Security selection among investment-grade corporate bonds also modestly hindered relative performance. Bonds in the banking sector were hurt by heightened global recession expectations as well as concerns that slowing global growth and higher inflation may reduce lending margins.
Interest rate management modestly contributed to relative performance. An underweight allocation to the front end of the yield curve was beneficial. Yields on shorter-maturity Treasury notes rose most prominently as markets priced in expectations for a higher fed funds target rate. However, the portfolio’s average duration profile, which was slightly longer than that of the benchmark, negated some gains amid a broad-based rise in Treasury yields.
In addition, while we are primarily a cash bond manager, we employ the limited use of derivatives in our strategy for hedging and yield curve positioning purposes. Derivatives may include futures and options, as well as credit default and interest rate swaps. During the reporting period, our use of interest rate derivatives detracted from absolute performance.
How is the fund positioned?
Relative to the benchmark, we continue to underweight Treasuries while aiming to add yield by overweighting non-Treasury sectors and taking out-of-
benchmark positions in higher-yielding securitized debt. Within short-term bond portfolios, we believe yield plays a greater role than price appreciation in generating excess returns and limiting volatility. Because corporate bonds and securitized issues typically have greater yields than Treasuries, we believe that we can selectively overweight these sectors to achieve a yield advantage.
Corporate debt represented just under 50% of net assets. BBB rated bonds, which our research analysts believe are often mispriced and offer attractive relative value, remained a significant holding.

T. ROWE PRICE Short-Term Bond Fund

The portfolio’s risk levels
decreased modestly over the
period, driven by a slight
increase in our allocation
to Treasuries and a small
reduction in our allocation to
securitized sectors. However,
we deployed some of this
built-up liquidity to increase
our allocation to corporate
bonds as valuations became
more attractive. Within the
asset class, we maintained
a cautious duration posture
in anticipation of spreads
moving wider as the Fed
continued to tighten
monetary policy despite
slowing economic growth.
Additionally, amid persistent
rate volatility, we have found
it increasingly challenging
to have high conviction
in increasing risk levels
further. With growing odds
of a potential recession in
2023 and our view that
there could be a period of
credit weakness, we built up
liquidity late in the period.
We continued to hold out-of-
benchmark positions in ABS,
CMBS, and RMBS to provide
diversified sources of high-
quality yield. However, we
decreased our allocation to
RMBS as rising interest rates,
rate volatility, and challenged liquidity weighed on the sector.
Sources: Credit ratings for the securities held in the
fund are provided by Moody’s, Standard & Poor’s,
and Fitch and are converted to the Standard & Poor’s
nomenclature. A rating of AAA represents the highest-
rated securities, and a rating of D represents the lowest-
rated securities. If the rating agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. T. Rowe Price
uses the rating of the underlying investment vehicle to
determine the creditworthiness of credit default swaps.
The fund is not rated by any agency. Securities that have
not been rated by any rating agency totaled 0.14% of the
portfolio at the end of the reporting period.
* U.S. government agency securities are issued or
guaranteed by a U.S. government agency and may
include conventional pass-through securities and
collateralized mortgage obligations; unlike Treasuries,
government agency securities are not issued directly
by the U.S. government and are generally unrated but
may have credit support from the U.S. Treasury (e.g.,
FHLMC and FNMA issues) or a direct government
guarantee (e.g., GNMA issues). Therefore, this
category may include rated and unrated securities.
** U.S. Treasury securities are issued by the U.S.
Treasury and are backed by the full faith and credit
of the U.S. government. The ratings of U.S. Treasury
securities are derived from the ratings on the U.S.
government.
CREDIT QUALITY DIVERSIFICATION
Short-Term Bond Fund

T. ROWE PRICE Short-Term Bond Fund

What is portfolio management’s outlook?
While there are signs that inflationary pressures have peaked, the outlook remains uncertain amid continued monetary policy tightening, mounting downside growth risks, and elevated volatility in risk assets. Financial conditions have rapidly tightened this year, and recent economic data releases show that the economy has started to cool. Alongside signs of slowing economic growth, broader inflation pressures are rotating into parts of the economy where price increases are more likely to last, making the Fed’s job of containing price pressures even more challenging. The path of monetary policy will be driven by data that could cause volatility to remain elevated around future data releases, and interest rate volatility will likely continue to be a key driver for credit spreads.
Consumer savings rates have dipped below their pre-pandemic norms as consumers have used excess savings to cushion the impact of higher prices. That said, consumers and corporations have healthy reserves and limited leverage in our view, which should help them navigate near-term inflationary pressures.
In this environment of heightened volatility, active management can play an even more instrumental role in achieving investor objectives. Our continued
goal is to provide high-quality, durable yield and income appropriate for a short-term bond strategy with modest credit and duration risk. Using the breadth and depth of our global research platform, we will look to selectively add to high-conviction positions as volatility creates attractive entry points.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

T. ROWE PRICE Short-Term Bond Fund

RISKS OF INVESTING IN FIXED INCOME SECURITIES
The value of the fund’s investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting an issuer held by the fund, particular industries, or the overall securities markets. The prices of, and the income generated by, debt instruments held by the fund may be affected by changes in interest rates. The fund is subject to prepayment risks because the principal on mortgage-backed securities, other asset-backed securities, or any debt instrument with an embedded call option may be prepaid at any time, which could reduce the security’s yield and market value. An issuer of a debt instrument could suffer an adverse change in financial condition that results in a payment default (failure to make scheduled interest or principal payments), rating downgrade, or inability to meet a financial obligation.
BENCHMARK INFORMATION
Note: Bloomberg
®
and Bloomberg 1–3 Year U.S. Government/Credit Bond
Index are service marks of Bloomberg Finance L.P. and its affiliates, including
Bloomberg Index Services Limited (“BISL”), the administrator of the index
(collectively, “Bloomberg”) and have been licensed for use for certain purposes by T. Rowe Price. Bloomberg is not affiliated with T. Rowe Price, and
Bloomberg does not approve, endorse, review, or recommend its products.
Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to its products.
Note: Copyright © 2022 Fitch Ratings, Inc., Fitch Ratings Ltd. and
its subsidiaries.
Note: Portions of the mutual fund information contained in this report were supplied by Lipper, a Refinitiv Company, subject to the following:
Copyright 2022 © Refinitiv. All rights reserved. Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
Note: © 2022, Moody’s Corporation, Moody’s Investors Service, Inc., Moody’s
Analytics, Inc. and/or their licensors and affiliates (collectively, “Moody’s”).
All rights reserved. Moody’s ratings and other information (“Moody’s
Information”) are proprietary to Moody’s and/or its licensors and are protected by copyright and other intellectual property laws. Moody’s Information is licensed to Client by Moody’s. MOODY’S INFORMATION MAY NOT BE
COPIED OR OTHERWISE REPRODUCED, REPACKAGED, FURTHER
TRANSMITTED, TRANSFERRED, DISSEMINATED, REDISTRIBUTED

T. ROWE PRICE Short-Term Bond Fund

OR RESOLD, OR STORED FOR SUBSEQUENT USE FOR ANY SUCH
PURPOSE, IN WHOLE OR IN PART, IN ANY FORM OR MANNER OR BY
ANY MEANS WHATSOEVER, BY ANY PERSON WITHOUT MOODY’S
PRIOR WRITTEN CONSENT. Moody's
®
is a registered trademark.
Note: Copyright © 2022, S&P Global Market Intelligence (and its affiliates, as applicable). Reproduction of any information, data or material, including ratings ("Content") in any form is prohibited except with the prior written permission of the relevant party. Such party, its affiliates and suppliers
("Content Providers") do not guarantee the accuracy, adequacy, completeness, timeliness or availability of any Content and are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such Content. In no event shall Content Providers be liable for any damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with any use of the Content. A reference to a particular investment or security, a rating or any observation concerning an investment that is part of the Content is not a recommendation to buy, sell or hold such investment or security, does not address the appropriateness of an investment or security and should not be relied on as investment advice. Credit ratings are statements of opinions and are not statements of fact.
BENCHMARK INFORMATION (continued)

T. ROWE PRICE Short-Term Bond Fund

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
SHORT-TERM BOND FUND
Note: Performance for the Advisor, I, and Z Class shares will vary due to their differing fee structures. See the Average Annual Compound Total Return table.

T. ROWE PRICE Short-Term Bond Fund

AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 11/30/22 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
Short-Term Bond Fund –
.
-5.07% 0.93% 0.92% – –
Short-Term Bond Fund–
.
Advisor  Class -5.31 0.72 0.65 – –
Short-Term Bond Fund–
.
I  Class -4.93 1.08 – 1.24% 12/17/15
Short-Term Bond Fund–
.
Z  Class -4.63 – – -2.64 2/22/21
This table shows how the fund would have performed each year if its actual (or cumulative)
returns for the periods shown had been earned at a constant rate. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.
Past performance cannot guarantee future results.

T. ROWE PRICE Short-Term Bond Fund

EXPENSE RATIO
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has four share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee, I Class shares are available to institutionally oriented clients and impose no 12b-1 or administrative fee payment, and Z Class shares are offered only to funds advised by T. Rowe Price and other advisory clients of T. Rowe Price or its affiliates that are subject to a contractual fee for investment management services and impose no 12b-1 fee or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Short-Term Bond Fund 0.43%
Short-Term Bond Fund–Advisor Class 0.73
Short-Term Bond Fund–I Class 0.33
Short-Term Bond Fund–Z Class 0.31
The expense ratio shown is as of the fund’s most recent prospectus. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, includes acquired fund fees and expenses but does not include fee or expense waivers.

T. ROWE PRICE Short-Term Bond Fund

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
SHORT-TERM BOND FUND
Beginning
Account Value
6/1/22
Ending
Account Value
11/30/22
Expenses Paid
During Period*
6/1/22 to 11/30/22
Investor Class
Actual $1,000.00 $980.20 $2.33
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.71   2.38
Advisor Class
Actual   1,000.00   979.00   3.52
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.51   3.60
I Class
Actual   1,000.00   983.10   1.64
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,023.41   1.67
Z Class
Actual   1,000.00   982.50   0.00
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,025.07   0.00
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.47%,
the
2
Advisor Class was 0.71%, the
3
I Class was 0.33%, and the
4
Z Class was 0.00%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Short-Term Bond Fund

QUARTER-END RETURNS
Periods Ended 9/30/22 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
Short-Term Bond Fund –
.
-5.86% 0.82% 0.90% – –
Short-Term Bond Fund–
.
Advisor  Class -6.10  0.61  0.62  – –
Short-Term Bond Fund–
.
I  Class -5.94  0.92  – 1.17% 12/17/15
Short-Term Bond Fund–
.
Z  Class -5.43  – – -3.20  2/22/21
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please visit our website (troweprice.com) or contact a T. Rowe Price representative at
1 - 800 - 225 - 5132 or, for
2
Advisor ,
3
I , and
4
Z Class shares, 1-800-638-8790 .
This table provides returns through the most recent calendar quarter-end rather than through the end of the fund’s fiscal period. It shows how each class would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.
Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.

T. ROWE PRICE Short-Term Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
11/30/22
.. Year ..
.. Ended .
5/31/22 5/31/21 5/31/20 5/31/19 5/31/18
NET ASSET VALUE
Beginning of period $ 4 .61 $ 4 .84 $ 4 .76 $ 4 .71 $ 4 .66 $ 4 .72
Investment activities
Net investment
income
(1)(2)
0 .05 0 .06 0 .08 0 .11 0 .11 0 .08
Net realized and
unrealized gain/loss ( 0 .14 ) ( 0 .23 ) 0 .08 0 .05 0 .06 ( 0 .05 )
Total from
investment activities ( 0 .09 ) ( 0 .17 ) 0 .16 0 .16 0 .17 0 .03
Distributions
Net investment
income ( 0 .05 ) ( 0 .06 ) ( 0 .06 ) ( 0 .11 ) ( 0 .12 ) ( 0 .09 )
Tax return of capital — — ( 0 .02 ) — — —
Total distributions ( 0 .05 ) ( 0 .06 ) ( 0 .08 ) ( 0 .11 ) ( 0 .12 ) ( 0 .09 )
NET ASSET VALUE
End of period $ 4 .47 $ 4 .61 $ 4 .84 $ 4 .76 $ 4 .71 $ 4 .66

T. ROWE PRICE Short-Term Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
11/30/22
.. Year ..
.. Ended .
5/31/22 5/31/21 5/31/20 5/31/19 5/31/18
Ratios/Supplemental Data
Total return
(2)(3)
( 1 .98 ) % ( 3 .61 ) % 3 .28% 3 .45% 3 .63% 0 .58%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 0 .47%
(4)
0 .44% 0 .44% 0 .44% 0 .44% 0 .47%
Net expenses after
waivers/payments
by Price Associates 0 .47%
(4)
0 .44% 0 .44% 0 .44% 0 .44% 0 .47%
Net investment
income 2 .15%
(4)
1 .16% 1 .56% 2 .35% 2 .42% 1 .78%
Portfolio turnover rate 25 .7% 70 .1% 49 .4% 70 .2% 52 .7% 58 .3%
Net assets, end of
period (in millions) $1,611 $1,856 $3,588 $4,298 $4,551 $4,658
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Short-Term Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Advisor Class
6 Months
. Ended
11/30/22
.. Year ..
.. Ended .
5/31/22 5/31/21 5/31/20 5/31/19 5/31/18
NET ASSET VALUE
Beginning of period $ 4 .62 $ 4 .85 $ 4 .77 $ 4 .71 $ 4 .66 $ 4 .72
Investment activities
Net investment
income
(1)(2)
0 .04 0 .04 0 .06 0 .10 0 .10 0 .07
Net realized and
unrealized gain/loss ( 0 .14 ) ( 0 .23 ) 0 .08 0 .06 0 .05 ( 0 .06 )
Total from
investment activities ( 0 .10 ) ( 0 .19 ) 0 .14 0 .16 0 .15 0 .01
Distributions
Net investment
income ( 0 .04 ) ( 0 .04 ) ( 0 .04 ) ( 0 .10 ) ( 0 .10 ) ( 0 .07 )
Tax return of capital — — ( 0 .02 ) — — —
Total distributions ( 0 .04 ) ( 0 .04 ) ( 0 .06 ) ( 0 .10 ) ( 0 .10 ) ( 0 .07 )
NET ASSET VALUE
End of period $ 4 .48 $ 4 .62 $ 4 .85 $ 4 .77 $ 4 .71 $ 4 .66

T. ROWE PRICE Short-Term Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
6 Months
. Ended
11/30/22
.. Year ..
.. Ended .
5/31/22 5/31/21 5/31/20 5/31/19 5/31/18
Ratios/Supplemental Data
Total return
(2)(3)
( 2 .10 ) % ( 3 .89 ) % 2 .95% 3 .38% 3 .29% 0 .29%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 0 .71%
(4)
0 .74% 0 .76% 0 .73% 0 .77% 0 .76%
Net expenses after
waivers/payments
by Price Associates 0 .71%
(4)
0 .74% 0 .76% 0 .73% 0 .77% 0 .76%
Net investment
income 1 .91%
(4)
0 .87% 1 .24% 2 .06% 2 .09% 1 .46%
Portfolio turnover rate 25 .7% 70 .1% 49 .4% 70 .2% 52 .7% 58 .3%
Net assets, end of
period (in thousands) $8,174 $9,706 $22,646 $27,362 $25,476 $34,519
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Short-Term Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
11/30/22
.. Year ..
.. Ended .
5/31/22 5/31/21 5/31/20 5/31/19 5/31/18
NET ASSET VALUE
Beginning of period $ 4 .61 $ 4 .84 $ 4 .77 $ 4 .72 $ 4 .66 $ 4 .73
Investment activities
Net investment
income
(1)(2)
0 .05 0 .06 0 .08 0 .12 0 .12 0 .09
Net realized and
unrealized gain/loss ( 0 .13 ) ( 0 .23 ) 0 .07 0 .05 0 .06 ( 0 .07 )
Total from
investment activities ( 0 .08 ) ( 0 .17 ) 0 .15 0 .17 0 .18 0 .02
Distributions
Net investment
income ( 0 .05 ) ( 0 .06 ) ( 0 .06 ) ( 0 .12 ) ( 0 .12 ) ( 0 .09 )
Tax return of capital — — ( 0 .02 ) — — —
Total distributions ( 0 .05 ) ( 0 .06 ) ( 0 .08 ) ( 0 .12 ) ( 0 .12 ) ( 0 .09 )
NET ASSET VALUE
End of period $ 4 .48 $ 4 .61 $ 4 .84 $ 4 .77 $ 4 .72 $ 4 .66

T. ROWE PRICE Short-Term Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
11/30/22
.. Year ..
.. Ended .
5/31/22 5/31/21 5/31/20 5/31/19 5/31/18
Ratios/Supplemental Data
Total return
(2)(3)
( 1 .69 ) % ( 3 .51 ) % 3 .15% 3 .55% 3 .95% 0 .48%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 0 .33%
(4)
0 .34% 0 .36% 0 .35% 0 .35% 0 .36%
Net expenses after
waivers/payments
by Price Associates 0 .33%
(4)
0 .34% 0 .36% 0 .35% 0 .35% 0 .36%
Net investment
income 2 .30%
(4)
1 .31% 1 .56% 2 .43% 2 .52% 1 .89%
Portfolio turnover rate 25 .7% 70 .1% 49 .4% 70 .2% 52 .7% 58 .3%
Net assets, end of
period (in millions) $3,106 $3,183 $2,228 $933 $820 $723
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Short-Term Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Z Class
(1)
6 Months
. Ended
11/30/22
. . Year
Ended
5/31/22
2/22/21
(1)
Through
5/31/21
NET ASSET VALUE
Beginning of period $ 4 .61 $ 4 .84 $ 4 .85
Investment activities
Net investment income
(2)(3)
0 .06 0 .08 0 .02
Net realized and unrealized gain/loss ( 0 .14 ) ( 0 .23 ) ( 0 .01 )
(4)
Total from investment activities ( 0 .08 ) ( 0 .15 ) 0 .01
Distributions
Net investment income ( 0 .06 ) ( 0 .08 ) —
(5)
Tax return of capital — — ( 0 .02 )
Total distributions ( 0 .06 ) ( 0 .08 ) ( 0 .02 )
NET ASSET VALUE
End of period $ 4 .47 $ 4 .61 $ 4 .84

T. ROWE PRICE Short-Term Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
6 Months
. Ended
11/30/22
. . Year
Ended
5/31/22
2/22/21
(1)
Through
5/31/21
Ratios/Supplemental Data
Total return
(3)(6)
( 1 .75 ) % ( 3 .18 ) % 0 .26%
Ratios to average net assets:
(3)
Gross expenses before waivers/payments by Price
Associates 0 .31%
(7)
0 .32% 0 .34%
(7)
Net expenses after waivers/payments by Price Associates 0 .00%
(7)
0 .00% 0 .00%
(7)
Net investment income 2 .62%
(7)
1 .62% 1 .69%
(7)
Portfolio turnover rate 25 .7% 70 .1% 49 .4%
Net assets, end of period (in thousands) $157,631 $201,043 $244,089
0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
See Note 6 for details of expense-related arrangements with Price Associates.
(4)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(5)
Amounts round to less than $0.01 per share.
(6)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(7)
Annualized

T. ROWE PRICE Short-Term Bond Fund
November 30, 2022 (Unaudited)
22
Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES 13.7%
Car Loan 5.8%
AmeriCredit Automobile Receivables Trust
Series 2020-1, Class C
1.59%, 10/20/25  5,255 5,045
AmeriCredit Automobile Receivables Trust
Series 2020-1, Class D
1.80%, 12/18/25  14,235 13,371
AmeriCredit Automobile Receivables Trust
Series 2020-2, Class B
0.97%, 2/18/26  2,715 2,646
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class C
0.89%, 10/19/26  6,385 5,857
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class D
1.21%, 12/18/26  3,945 3,510
AmeriCredit Automobile Receivables Trust
Series 2021-2, Class D
1.29%, 6/18/27  8,770 7,852
Avis Budget Rental Car Funding AESOP
Series 2018-1A, Class D
5.25%, 9/20/24  (1) 9,095 8,908
Avis Budget Rental Car Funding AESOP
Series 2018-2A, Class C
4.95%, 3/20/25  (1) 3,155 3,076
Avis Budget Rental Car Funding AESOP
Series 2019-2A, Class A
3.35%, 9/22/25  (1) 7,360 7,063
Avis Budget Rental Car Funding AESOP
Series 2019-2A, Class B
3.55%, 9/22/25  (1) 4,265 4,052
Avis Budget Rental Car Funding AESOP
Series 2020-1A, Class A
2.33%, 8/20/26  (1) 3,950 3,619
CarMax Auto Owner Trust
Series 2020-1, Class C
2.34%, 11/17/25  2,965 2,820
CarMax Auto Owner Trust
Series 2020-4, Class D
1.75%, 4/15/27  4,290 3,898
CarMax Auto Owner Trust
Series 2021-2, Class C
1.34%, 2/16/27  4,605 4,135
Carvana Auto Receivables Trust
Series 2022-N1, Class C
3.32%, 12/11/28  (1) 1,560 1,499
T. ROWE PRICE Short-Term Bond Fund

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Carvana Auto Receivables Trust
Series 2022-P1, Class A4
3.52%, 2/10/28  12,850 12,043
Drive Auto Receivables Trust
Series 2020-1, Class C
2.36%, 3/16/26  1,073 1,071
Drive Auto Receivables Trust
Series 2021-1, Class D
1.45%, 1/16/29  5,405 5,033
Drive Auto Receivables Trust
Series 2021-2, Class D
1.39%, 3/15/29  6,540 5,956
Enterprise Fleet Financing
Series 2019-3, Class A2
2.06%, 5/20/25  (1) 141 141
Exeter Automobile Receivables Trust
Series 2021-2A, Class C
0.98%, 6/15/26  3,935 3,755
Exeter Automobile Receivables Trust
Series 2021-3A, Class D
1.55%, 6/15/27  4,295 3,784
Exeter Automobile Receivables Trust
Series 2022-1A, Class D
3.02%, 6/15/28  9,630 8,680
Exeter Automobile Receivables Trust
Series 2022-2A, Class C
3.85%, 7/17/28  6,660 6,315
Exeter Automobile Receivables Trust
Series 2022-4A, Class D
5.98%, 12/15/28  4,100 3,795
Exeter Automobile Receivables Trust
Series 2022-5A, Class C
6.51%, 12/15/27  12,400 12,378
Exeter Automobile Receivables Trust
Series 2022-6A, Class A3
5.70%, 8/17/26  310 310
Ford Credit Auto Lease Trust
Series 2022-A, Class C
4.18%, 10/15/25  13,100 12,674
Ford Credit Auto Owner Trust
Series 2019-1, Class B
3.82%, 7/15/30  (1) 5,000 4,871
Ford Credit Auto Owner Trust
Series 2020-2, Class C
1.74%, 4/15/33  (1) 4,600 3,938
Ford Credit Auto Owner Trust
Series 2020-B, Class C
2.04%, 12/15/26  7,465 7,099

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Ford Credit Floorplan Master Owner Trust
Series 2020-1, Class B
0.98%, 9/15/25  3,805 3,646
GM Financial Automobile Leasing Trust
Series 2022-3, Class C
5.13%, 8/20/26  10,120 9,882
GMF Floorplan Owner Revolving Trust
Series 2020-1, Class B
1.03%, 8/15/25  (1) 2,235 2,153
Hyundai Auto Receivables Trust
Series 2019-A, Class B
2.94%, 5/15/25  5,280 5,255
Nissan Auto Receivables Owner Trust
Series 2020-A, Class A3
1.38%, 12/16/24  1,068 1,053
Santander Bank
Series 2021-1A, Class B
1.833%, 12/15/31  (1) 1,180 1,132
Santander Bank Auto Credit-Linked Notes
Series 2022-B, Class A2
5.587%, 8/16/32  (1) 3,393 3,372
Santander Bank Auto Credit-Linked Notes
Series 2022-B, Class C
5.916%, 8/16/32  (1) 3,576 3,556
Santander Consumer Auto Receivables Trust
Series 2021-BA, Class C
3.09%, 3/15/29  (1) 3,105 2,953
Santander Drive Auto Receivables Trust
Series 2020-4, Class C
1.01%, 1/15/26  4,299 4,247
Santander Drive Auto Receivables Trust
Series 2021-4, Class D
1.67%, 10/15/27  9,480 8,667
Santander Drive Auto Receivables Trust
Series 2022-1, Class C
2.56%, 4/17/28  11,575 11,004
Santander Retail Auto Lease Trust
Series 2020-A, Class D
2.52%, 11/20/24  (1) 5,280 5,198
Santander Retail Auto Lease Trust
Series 2020-B, Class D
1.98%, 10/20/25  (1) 4,050 3,799
Santander Retail Auto Lease Trust
Series 2021-A, Class C
1.14%, 3/20/26  (1) 15,370 14,427
Santander Retail Auto Lease Trust
Series 2021-B, Class D
1.41%, 11/20/25  (1) 6,710 6,202

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Santander Retail Auto Lease Trust
Series 2021-C, Class C
1.11%, 3/20/26  (1) 5,315 4,889
World Omni Auto Receivables Trust
Series 2019-C, Class C
2.40%, 6/15/26  5,370 5,222
World Omni Auto Receivables Trust
Series 2020-A, Class C
1.64%, 8/17/26  3,390 3,205
World Omni Auto Receivables Trust
Series 2022-A, Class C
2.55%, 9/15/28  4,240 3,935
World Omni Select Auto Trust
Series 2020-A, Class B
0.84%, 6/15/26  4,085 3,935
World Omni Select Auto Trust
Series 2020-A, Class C
1.25%, 10/15/26  4,660 4,382
281,308
Other Asset-Backed Securities 5.6%
Amur Equipment Finance Receivables VII
Series 2019-1A, Class B
2.80%, 3/20/25  (1) 7,833 7,769
Applebee's Funding
Series 2019-1A, Class A2I
4.194%, 6/5/49  (1) 14,746 13,956
Barings
Series 2013-IA, Class AR, CLO, FRN
3M USD LIBOR + 0.80%, 5.043%, 1/20/28  (1) 5,652 5,595
Blackbird Capital Aircraft Lease Securitization
Series 2016-1A, Class AA, STEP
2.487%, 12/16/41  (1) 2,623 2,387
BRE Grand Islander Timeshare Issuer
Series 2019-A, Class A
3.28%, 9/26/33  (1) 1,274 1,198
Cedar Funding XIV
Series 2021-14A, Class A, CLO, FRN
3M USD LIBOR + 1.10%, 5.179%, 7/15/33  (1) 10,480 10,244
CIFC Funding
Series 2021-4A, Class A, CLO, FRN
3M USD LIBOR + 1.05%, 5.129%, 7/15/33  (1) 15,375 15,031
Daimler Trucks Retail Trust
Series 2020-1, Class A4
1.37%, 6/15/27  8,360 8,306
Dryden
Series 2020-86A, Class A1R, CLO, FRN
3M USD LIBOR + 1.10%, 5.179%, 7/17/34  (1) 9,145 8,835

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Elara HGV Timeshare Issuer
Series 2017-A, Class A
2.69%, 3/25/30  (1) 609 583
Elara HGV Timeshare Issuer
Series 2019-A, Class A
2.61%, 1/25/34  (1) 2,755 2,553
FirstKey Homes Trust
Series 2020-SFR1, Class A
1.339%, 8/17/37  (1) 6,398 5,708
FirstKey Homes Trust
Series 2020-SFR1, Class C
1.941%, 8/17/37  (1) 6,850 6,087
Hilton Grand Vacations Trust
Series 2017-AA, Class A
2.66%, 12/26/28  (1) 3,348 3,285
Hilton Grand Vacations Trust
Series 2017-AA, Class B
2.96%, 12/26/28  (1) 190 185
Hilton Grand Vacations Trust
Series 2019-AA, Class A
2.34%, 7/25/33  (1) 778 725
Hilton Grand Vacations Trust
Series 2019-AA, Class B
2.54%, 7/25/33  (1) 1,602 1,490
Hilton Grand Vacations Trust
Series 2020-AA, Class A
2.74%, 2/25/39  (1) 1,097 1,030
KKR
Series 13, Class A1R, CLO, FRN
3M USD LIBOR + 0.80%, 4.879%, 1/16/28  (1) 3,125 3,098
KKR
Series 29A, Class A, CLO, FRN
3M USD LIBOR + 1.20%, 5.279%, 1/15/32  (1) 8,250 8,086
Kubota Credit Owner Trust
Series 2020-1A, Class A3
1.96%, 3/15/24  (1) 836 829
Madison Park Funding XXIII
Series 2017-23A, Class AR, CLO, FRN
3M USD LIBOR + 0.97%, 5.328%, 7/27/31  (1) 10,835 10,635
Madison Park Funding XXIII
Series 2017-23A, Class BR, CLO, FRN
3M USD LIBOR + 1.55%, 5.908%, 7/27/31  (1) 6,810 6,602
Madison Park Funding XXXIII
Series 2019-33A, Class AR, CLO, FRN
3M TSFR + 1.29%, 5.154%, 10/15/32  (1) 13,845 13,431
Madison Park Funding XXXV
Series 2019-35A, Class A1R, CLO, FRN
3M USD LIBOR + 0.99%, 5.233%, 4/20/32  (1) 8,915 8,670

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Madison Park Funding XXXVII
Series 2019-37A, Class AR, CLO, FRN
3M USD LIBOR + 1.07%, 5.149%, 7/15/33  (1) 7,285 7,124
Magnetite XXV
Series 2020-25A, Class A, CLO, FRN
3M USD LIBOR + 1.20%, 5.558%, 1/25/32  (1) 7,570 7,452
MVW
Series 2020-1A, Class B
2.73%, 10/20/37  (1) 973 892
MVW Owner Trust
Series 2017-1A, Class A
2.42%, 12/20/34  (1) 277 270
MVW Owner Trust
Series 2017-1A, Class B
2.75%, 12/20/34  (1) 99 96
MVW Owner Trust
Series 2017-1A, Class C
2.99%, 12/20/34  (1) 248 240
Neuberger Berman Loan Advisers
Series 2017-26A, Class AR, CLO, FRN
3M USD LIBOR + 0.92%, 5.114%, 10/18/30  (1) 4,225 4,145
Neuberger Berman Loan Advisers
Series 2017-26A, Class BR, CLO, FRN
3M USD LIBOR + 1.40%, 5.594%, 10/18/30  (1) 7,575 7,276
Neuberger Berman Loan Advisers
Series 2019-32A, Class AR, CLO, FRN
3M USD LIBOR + 0.99%, 5.217%, 1/20/32  (1) 14,325 13,981
Neuberger Berman Loan Advisers
Series 2021-40A, Class A, CLO, FRN
3M USD LIBOR + 1.06%, 5.139%, 4/16/33  (1) 4,060 3,977
Neuberger Berman XVII
Series 2014-17A, Class AR2, CLO, FRN
3M USD LIBOR + 1.03%, 5.355%, 4/22/29  (1) 8,990 8,810
OCP
Series 2017-13A, Class A2R, CLO, FRN
3M USD LIBOR + 1.55%, 5.629%, 7/15/30  (1) 11,235 10,810
Octane Receivables Trust
Series 2021-2A, Class A
1.21%, 9/20/28  (1) 3,528 3,362
Octane Receivables Trust
Series 2022-1A, Class B
4.90%, 5/22/28  (1) 5,025 4,833
Palmer Square
Series 2020-3A, Class A1AR, CLO, FRN
3M USD LIBOR + 1.08%, 5.686%, 11/15/31  (1) 17,285 16,945
Progress Residential Trust
Series 2020-SFR2, Class A
2.078%, 6/17/37  (1) 1,873 1,717

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Progress Residential Trust
Series 2022-SFR6, Class A
4.451%, 7/20/39  (1) 6,845 6,509
Sierra Timeshare Receivables Funding
Series 2019-1A, Class A
3.20%, 1/20/36  (1) 790 758
Sierra Timeshare Receivables Funding
Series 2019-2A, Class A
2.59%, 5/20/36  (1) 2,558 2,459
Sierra Timeshare Receivables Funding
Series 2019-3A, Class A
2.34%, 8/20/36  (1) 3,790 3,554
Sierra Timeshare Receivables Funding
Series 2020-2A, Class C
3.51%, 7/20/37  (1) 1,282 1,207
Symphony Static I
Series 2021-1A, Class B, CLO, FRN
3M USD LIBOR + 1.45%, 5.808%, 10/25/29  (1) 11,545 11,168
Symphony XVII
Series 2016-17A, Class AR, CLO, FRN
3M USD LIBOR + 0.88%, 4.959%, 4/15/28  (1) 3,705 3,664
Symphony XXIII
Series 2020-23A, Class AR, CLO, FRN
3M USD LIBOR + 1.02%, 5.099%, 1/15/34  (1) 3,605 3,519
Symphony XXVI
Series 2021-26A, Class AR, CLO, FRN
3M USD LIBOR + 1.08%, 5.323%, 4/20/33  (1) 4,230 4,120
275,206
Student Loan 2.3%
Navient Private Education Loan Trust
Series 2020-A, Class A2A
2.46%, 11/15/68  (1) 4,799 4,301
Navient Private Education Refi Loan Trust
Series 2019-A, Class A2A
3.42%, 1/15/43  (1) 3,408 3,241
Navient Private Education Refi Loan Trust
Series 2019-EA, Class A2A
2.64%, 5/15/68  (1) 5,318 5,001
Navient Private Education Refi Loan Trust
Series 2019-GA, Class A
2.40%, 10/15/68  (1) 7,331 6,701
Navient Private Education Refi Loan Trust
Series 2020-BA, Class A2
2.12%, 1/15/69  (1) 2,551 2,312
Navient Private Education Refi Loan Trust
Series 2020-CA, Class A2A
2.15%, 11/15/68  (1) 17,837 15,801

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Navient Private Education Refi Loan Trust
Series 2020-DA, Class A
1.69%, 5/15/69  (1) 2,826 2,530
Navient Private Education Refi Loan Trust
Series 2020-FA, Class A
1.22%, 7/15/69  (1) 3,064 2,716
Navient Private Education Refi Loan Trust
Series 2020-GA, Class A
1.17%, 9/16/69  (1) 1,839 1,619
Navient Private Education Refi Loan Trust
Series 2020-HA, Class A
1.31%, 1/15/69  (1) 1,772 1,590
Navient Private Education Refi Loan Trust
Series 2020-IA, Class A1A
1.33%, 4/15/69  (1) 4,308 3,665
Navient Private Education Refi Loan Trust
Series 2022-A, Class A
2.23%, 7/15/70  (1) 11,495 9,999
Nelnet Student Loan Trust
Series 2005-4, Class A4, FRN
3M USD LIBOR + 0.18%, 3.782%, 3/22/32  3,532 3,421
Nelnet Student Loan Trust
Series 2020-1A, Class A, FRN
1M USD LIBOR + 0.74%, 4.756%, 3/26/68  (1) 1,927 1,869
Nelnet Student Loan Trust
Series 2021-CA, Class AFX
1.32%, 4/20/62  (1) 10,992 9,675
Nelnet Student Loan Trust
Series 2021-DA, Class AFX
1.63%, 4/20/62  (1) 3,717 3,307
SMB Private Education Loan Trust
Series 2014-A, Class A3, FRN
1M USD LIBOR + 1.50%, 5.375%, 4/15/32  (1) 5,568 5,556
SMB Private Education Loan Trust
Series 2016-B, Class A2A
2.43%, 2/17/32  (1) 2,600 2,454
SMB Private Education Loan Trust
Series 2016-C, Class A2B, FRN
1M USD LIBOR + 1.10%, 4.973%, 9/15/34  (1) 3,904 3,883
SMB Private Education Loan Trust
Series 2018-B, Class A2B, FRN
1M USD LIBOR + 0.72%, 4.593%, 1/15/37  (1) 7,717 7,517
SMB Private Education Loan Trust
Series 2020-B, Class A1A
1.29%, 7/15/53  (1) 1,971 1,735
SMB Private Education Loan Trust
Series 2020-PTB, Class A2A
1.60%, 9/15/54  (1) 7,451 6,586

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
SMB Private Education Loan Trust
Series 2021-B, Class A
1.31%, 7/17/51  (1) 10,075 8,995
114,474
Total Asset-Backed Securities
(Cost $707,761) 670,988
CORPORATE BONDS 48.0%
FINANCIAL INSTITUTIONS 20.2%
Banking 13.0%
American Express, 2.25%, 3/4/25  12,785 12,055
Banco Bilbao Vizcaya Argentaria, 0.875%, 9/18/23  14,000 13,515
Banco Santander, 3.496%, 3/24/25  8,200 7,876
Banco Santander, VR, 0.701%, 6/30/24  (2) 3,000 2,896
Banco Santander Mexico Institucion de Banca Multiple Grupo
Financiero Santand, 5.375%, 4/17/25  8,000 7,950
Banco Santander Mexico Institucion de Banca Multiple Grupo
Financiero Santand, 5.375%, 4/17/25  (1) 1,865 1,853
Bank of America, VR, 0.81%, 10/24/24  (2) 6,275 6,004
Bank of America, VR, 0.976%, 4/22/25  (2) 9,040 8,446
Bank of America, VR, 1.734%, 7/22/27  (2) 6,595 5,782
Bank of America, VR, 1.843%, 2/4/25  (2) 6,080 5,812
Bank of America, VR, 3.384%, 4/2/26  (2) 7,560 7,189
Bank of America, VR, 3.841%, 4/25/25  (2) 5,330 5,193
Bank of Ireland Group, 4.50%, 11/25/23  (1) 21,463 21,010
Bank of Montreal, 3.70%, 6/7/25  10,110 9,838
Bank of Montreal, Series H, 4.25%, 9/14/24  5,025 4,963
Bank of New York Mellon, VR, 4.414%, 7/24/26  (2) 6,645 6,566
Banque Federative du Credit Mutuel, 0.65%, 2/27/24  (1) 7,615 7,182
Banque Federative du Credit Mutuel, 0.998%, 2/4/25  (1) 9,745 8,884
Barclays, VR, 1.007%, 12/10/24  (2) 7,245 6,839
Barclays, VR, 4.338%, 5/16/24  (2) 5,640 5,584
Barclays, VR, 5.304%, 8/9/26  (2) 4,510 4,412
Barclays, VR, 7.325%, 11/2/26  (2) 4,915 5,048
BPCE, 5.70%, 10/22/23  (1) 22,547 22,143
Capital One Financial, 3.20%, 1/30/23  5,589 5,577
Capital One Financial, 3.50%, 6/15/23  4,030 4,001
Capital One Financial, 3.90%, 1/29/24  4,115 4,043
Capital One Financial, VR, 2.636%, 3/3/26  (2) 7,645 7,152
Capital One Financial, VR, 4.985%, 7/24/26  (2) 5,995 5,939
Citigroup, VR, 0.981%, 5/1/25  (2) 7,545 7,020
Citigroup, VR, 3.106%, 4/8/26  (2) 4,035 3,822
Citigroup, VR, 4.14%, 5/24/25  (2) 7,260 7,128
Credicorp, 2.75%, 6/17/25  (1) 2,715 2,536

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Credit Agricole, FRN, 3M USD LIBOR + 1.02%, 5.345%, 4/24/23  (1) 5,525 5,525
Credit Suisse, 0.495%, 2/2/24  7,350 6,720
Credit Suisse, 1.00%, 5/5/23  10,620 10,264
Credit Suisse Group, VR, 2.997%, 12/14/23  (1)(2) 3,385 3,348
Credit Suisse Group, VR, 6.373%, 7/15/26  (1)(2) 7,600 7,130
Danske Bank, 1.226%, 6/22/24  (1) 10,885 10,068
Danske Bank, 5.375%, 1/12/24  (1) 8,680 8,603
Danske Bank, VR, 3.773%, 3/28/25  (1)(2) 5,275 5,065
Fifth Third Bank, VR, 5.852%, 10/27/25  (2) 9,430 9,481
Goldman Sachs Group, 3.50%, 4/1/25  7,425 7,181
Goldman Sachs Group, 5.70%, 11/1/24  2,915 2,950
Goldman Sachs Group, VR, 0.657%, 9/10/24  (2) 4,990 4,782
Goldman Sachs Group, VR, 0.673%, 3/8/24  (2) 3,465 3,414
Goldman Sachs Group, VR, 0.925%, 10/21/24  (2) 4,580 4,374
Goldman Sachs Group, VR, 1.757%, 1/24/25  (2) 7,600 7,225
Goldman Sachs Group, VR, 4.482%, 8/23/28  (2) 5,960 5,709
HSBC Holdings, VR, 1.162%, 11/22/24  (2) 4,675 4,420
HSBC Holdings, VR, 1.645%, 4/18/26  (2) 12,655 11,352
JPMorgan Chase, FRN, SOFR + 0.885%, 4.588%, 4/22/27  5,480 5,317
JPMorgan Chase, VR, 0.824%, 6/1/25  (2) 8,300 7,720
JPMorgan Chase, VR, 2.083%, 4/22/26  (2) 13,190 12,253
JPMorgan Chase, VR, 4.08%, 4/26/26  (2) 7,690 7,498
KeyCorp, VR, 3.878%, 5/23/25  (2) 3,005 2,949
Lloyds Banking Group, 4.50%, 11/4/24  4,744 4,614
Mitsubishi UFJ Financial Group, VR, 0.953%, 7/19/25  (2) 14,410 13,341
Mitsubishi UFJ Financial Group, VR, 5.063%, 9/12/25  (2) 3,290 3,261
Morgan Stanley, 4.10%, 5/22/23  2,320 2,310
Morgan Stanley, FRN, SOFR + 0.466%, 4.291%, 11/10/23  9,675 9,638
Morgan Stanley, VR, 0.529%, 1/25/24  (2) 6,450 6,388
Morgan Stanley, VR, 0.731%, 4/5/24  (2) 8,475 8,316
Morgan Stanley, VR, 1.164%, 10/21/25  (2) 6,525 5,965
Morgan Stanley, VR, 2.63%, 2/18/26  (2) 7,180 6,756
Morgan Stanley, VR, 3.62%, 4/17/25  (2) 4,160 4,063
Morgan Stanley, VR, 6.138%, 10/16/26  (2) 6,730 6,870
Nationwide Building Society, VR, 3.766%, 3/8/24  (1)(2) 2,605 2,587
NatWest Group, VR, 7.472%, 11/10/26  (2) 270 281
NatWest Markets, 0.80%, 8/12/24  (1) 6,020 5,558
NatWest Markets, 2.375%, 5/21/23  (1) 9,705 9,535
NatWest Markets, 3.479%, 3/22/25  (1) 3,600 3,447
PNC Financial Services Group, VR, 5.671%, 10/28/25  (2) 9,110 9,168
Santander Holdings USA, VR, 2.49%, 1/6/28  (2) 5,540 4,817
Skandinaviska Enskilda Banken, 3.70%, 6/9/25  (1) 7,645 7,393
Societe Generale, 2.625%, 10/16/24  (1) 1,120 1,051
Standard Chartered, 3.95%, 1/11/23  (1) 12,570 12,505
Standard Chartered, VR, 0.991%, 1/12/25  (1)(2) 3,390 3,168
Standard Chartered, VR, 1.214%, 3/23/25  (1)(2) 520 486

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Standard Chartered, VR, 1.822%, 11/23/25  (1)(2) 3,965 3,603
Standard Chartered, VR, 3.885%, 3/15/24  (1)(2) 1,325 1,315
Standard Chartered, VR, 7.776%, 11/16/25  (1)(2) 1,865 1,922
Svenska Handelsbanken, VR, 1.418%, 6/11/27  (1)(2) 6,100 5,351
Synchrony Financial, 4.25%, 8/15/24  16,585 16,194
Toronto-Dominion Bank, 4.285%, 9/13/24  12,675 12,504
Truist Financial, FRN, SOFR + 0.40%, 3.602%, 6/9/25  6,125 5,977
U.S. Bancorp, VR, 4.548%, 7/22/28  (2) 10,510 10,274
U.S. Bancorp, VR, 5.727%, 10/21/26  (2) 4,020 4,098
UBS Group, VR, 1.008%, 7/30/24  (1)(2) 12,535 12,130
UBS Group, VR, 1.494%, 8/10/27  (1)(2) 3,200 2,746
UBS Group, VR, 4.488%, 5/12/26  (1)(2) 2,465 2,400
UBS Group, VR, 4.49%, 8/5/25  (1)(2) 6,380 6,249
Wells Fargo, VR, 1.654%, 6/2/24  (2) 6,200 6,089
Wells Fargo, VR, 2.188%, 4/30/26  (2) 5,935 5,529
Wells Fargo, VR, 3.526%, 3/24/28  (2) 4,850 4,489
Wells Fargo, VR, 3.908%, 4/25/26  (2) 7,870 7,630
Wells Fargo, VR, 4.54%, 8/15/26  (2) 7,470 7,298
634,922
Brokerage Asset Managers Exchanges 0.6%
Charles Schwab, 2.45%, 3/3/27  14,325 13,167
LSEGA Financing, 0.65%, 4/6/24  (1) 11,680 10,923
Nasdaq, 0.445%, 12/21/22  6,280 6,260
30,350
Finance Companies 1.9%
AerCap Ireland Capital, 1.65%, 10/29/24  11,390 10,491
AerCap Ireland Capital, 4.125%, 7/3/23  10,987 10,879
AerCap Ireland Capital, 4.50%, 9/15/23  7,505 7,409
AerCap Ireland Capital, 4.875%, 1/16/24  6,790 6,685
Air Lease, 2.25%, 1/15/23  5,935 5,911
Avolon Holdings Funding, 2.125%, 2/21/26  (1) 9,215 7,844
Avolon Holdings Funding, 2.875%, 2/15/25  (1) 7,180 6,561
Avolon Holdings Funding, 3.95%, 7/1/24  (1) 2,230 2,121
GATX, 3.25%, 3/30/25  1,750 1,668
GATX, 3.90%, 3/30/23  5,640 5,620
GATX, 4.35%, 2/15/24  11,813 11,640
Park Aerospace Holdings, 4.50%, 3/15/23  (1) 6,408 6,376
SMBC Aviation Capital Finance, 3.55%, 4/15/24  (1) 3,845 3,707
SMBC Aviation Capital Finance, 4.125%, 7/15/23  (1) 5,893 5,811
92,723
Financial Other 0.2%
LeasePlan, 2.875%, 10/24/24  (1) 7,742 7,229
7,229
Insurance 4.0%
Aetna, 2.80%, 6/15/23  4,055 4,006
American International Group, 2.50%, 6/30/25  6,440 6,087

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Athene Global Funding, 1.716%, 1/7/25  (1) 12,540 11,624
Athene Global Funding, 2.514%, 3/8/24  (1) 15,230 14,540
Brighthouse Financial Global Funding, 0.60%, 6/28/23  (1) 7,280 7,081
Brighthouse Financial Global Funding, 1.00%, 4/12/24  (1) 7,275 6,814
CNO Global Funding, 1.65%, 1/6/25  (1) 7,125 6,581
CNO Global Funding, 1.75%, 10/7/26  (1) 8,935 7,824
Corebridge Financial, 3.50%, 4/4/25  (1) 5,855 5,605
Elevance Health, 5.35%, 10/15/25  2,325 2,357
Equitable Financial Life Global Funding, 0.50%, 4/6/23  (1) 17,120 16,841
Equitable Financial Life Global Funding, 1.10%, 11/12/24  (1) 7,095 6,554
First American Financial, 4.60%, 11/15/24  2,840 2,763
Health Care Service Corp A Mutual Legal Reserve, 1.50%, 6/1/25  (1) 11,700 10,788
Humana, 0.65%, 8/3/23  4,715 4,575
Humana, 1.35%, 2/3/27  3,515 3,031
Humana, 2.90%, 12/15/22  2,215 2,213
Humana, 3.15%, 12/1/22  2,548 2,548
Humana, 3.85%, 10/1/24  6,064 5,931
Humana, 4.50%, 4/1/25  4,125 4,085
Humana, 5.75%, 3/1/28  2,290 2,342
Jackson Financial, 1.125%, 11/22/23  9,095 8,720
Jackson National Life Global Funding, 1.75%, 1/12/25  (1) 8,265 7,633
Lincoln National, 4.00%, 9/1/23  2,025 2,004
Marsh & McLennan, 3.875%, 3/15/24  5,950 5,869
Northwestern Mutual Global Funding, 4.35%, 9/15/27  (1) 5,950 5,823
Principal Life Global Funding II, 0.75%, 4/12/24  (1) 4,970 4,663
Principal Life Global Funding II, 0.875%, 1/12/26  (1) 5,795 5,137
UnitedHealth Group, 3.70%, 5/15/27  7,965 7,719
UnitedHealth Group, 5.15%, 10/15/25  6,730 6,833
UnitedHealth Group, 5.25%, 2/15/28  4,825 4,961
193,552
Real Estate Investment Trusts 0.5%
Brixmor Operating Partnership, 3.65%, 6/15/24  1,975 1,905
Kilroy Realty, 4.375%, 10/1/25  2,355 2,263
Public Storage, FRN, SOFR + 0.47%, 4.173%, 4/23/24  4,245 4,209
Simon Property Group, 2.00%, 9/13/24  3,350 3,172
Simon Property Group, 3.375%, 10/1/24  6,565 6,335
WP Carey, 4.60%, 4/1/24  8,290 8,221
26,105
Total Financial Institutions 984,881
INDUSTRIAL 25.0%
Basic Industry 1.7%
ArcelorMittal, 3.60%, 7/16/24  3,220 3,120
Celanese U.S. Holdings, 5.90%, 7/5/24  12,960 12,865
Celanese U.S. Holdings, 6.05%, 3/15/25  16,050 15,946
Celulosa Arauco y Constitucion, 4.50%, 8/1/24  5,349 5,262

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Ecolab, 1.65%, 2/1/27  2,900 2,572
Ecolab, 5.25%, 1/15/28  8,040 8,199
LYB International Finance III, 1.25%, 10/1/25  5,631 5,010
Nucor, 2.00%, 6/1/25  2,330 2,175
Nucor, 3.95%, 5/23/25  3,585 3,507
POSCO, 2.375%, 1/17/23  (1) 5,205 5,186
POSCO, 4.375%, 8/4/25  7,200 6,993
Sherwin-Williams, 4.05%, 8/8/24  1,990 1,956
Sherwin-Williams, 4.25%, 8/8/25  2,980 2,933
Steel Dynamics, 2.80%, 12/15/24  5,070 4,810
Westlake, 0.875%, 8/15/24  1,500 1,393
81,927
Capital Goods 0.9%
Amcor Flexibles North America, 4.00%, 5/17/25  5,355 5,193
Amphenol, 2.05%, 3/1/25  6,720 6,310
Carrier Global, 2.242%, 2/15/25  1,909 1,799
Otis Worldwide, 2.056%, 4/5/25  7,965 7,469
Parker-Hannifin, 3.65%, 6/15/24  11,495 11,237
Republic Services, 0.875%, 11/15/25  1,566 1,390
Republic Services, 2.50%, 8/15/24  4,939 4,734
Roper Technologies, 1.00%, 9/15/25  1,740 1,568
Roper Technologies, 3.65%, 9/15/23  2,210 2,185
41,885
Communications 4.3%
American Tower, 2.40%, 3/15/25  4,733 4,449
American Tower, 5.00%, 2/15/24  3,384 3,380
Charter Communications Operating, 4.908%, 7/23/25  27,430 27,017
Comcast, 5.25%, 11/7/25  2,900 2,947
Cox Communications, 2.95%, 6/30/23  (1) 3,815 3,761
Cox Communications, 3.15%, 8/15/24  (1) 13,268 12,744
Crown Castle, 1.05%, 7/15/26  9,140 7,915
Crown Castle, 2.90%, 3/15/27  6,355 5,811
Crown Castle, 3.15%, 7/15/23  3,226 3,182
KT, 4.00%, 8/8/25  (1) 8,770 8,464
NTT Finance, 0.583%, 3/1/24  (1) 4,120 3,900
NTT Finance, 4.142%, 7/26/24  (1) 1,850 1,821
NTT Finance, 4.239%, 7/25/25  (1) 1,630 1,605
Rogers Communications, 3.20%, 3/15/27  (1) 9,100 8,507
SBA Tower Trust, 1.631%, 11/15/26  (1) 4,260 3,638
SBA Tower Trust, 1.884%, 1/15/26  (1) 2,480 2,173
SBA Tower Trust, 2.836%, 1/15/25  (1) 8,585 7,988
SBA Tower Trust, 3.448%, 3/15/23  (1) 6,515 6,484
SBA Tower Trust, 6.599%, 1/15/28  (1) 4,150 4,150
SBA Tower Trust, Series 2014-2A, Class C, 3.869%, 10/15/49  (1) 2,540 2,441
SES, 3.60%, 4/4/23  (1) 6,410 6,322
Sky, 3.75%, 9/16/24  (1) 17,915 17,504

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
T-Mobile USA, 3.50%, 4/15/25  7,685 7,431
Take-Two Interactive Software, 3.30%, 3/28/24  6,240 6,066
Take-Two Interactive Software, 3.55%, 4/14/25  2,095 2,018
Verizon Communications, 0.85%, 11/20/25  11,600 10,367
Verizon Communications, 1.45%, 3/20/26  9,810 8,853
Verizon Communications, 2.625%, 8/15/26  11,075 10,280
Warnermedia Holdings, 3.755%, 3/15/27  (1) 20,340 18,512
209,730
Consumer Cyclical 3.8%
7-Eleven, 0.625%, 2/10/23  (1) 3,020 2,993
7-Eleven, 0.80%, 2/10/24  (1) 4,890 4,636
AutoZone, 3.625%, 4/15/25  3,600 3,499
Daimler Trucks Finance North America, 1.625%, 12/13/24  (1) 7,760 7,199
General Motors, 4.875%, 10/2/23  5,380 5,363
General Motors, 5.40%, 10/2/23  7,465 7,470
General Motors Financial, 2.90%, 2/26/25  13,795 13,025
Genuine Parts, 1.75%, 2/1/25  2,980 2,780
Hyatt Hotels, 1.30%, 10/1/23  4,775 4,619
Hyundai Capital America, 0.80%, 1/8/24  (1) 5,910 5,597
Hyundai Capital America, 0.875%, 6/14/24  (1) 5,795 5,363
Hyundai Capital America, 1.00%, 9/17/24  (1)(3) 3,765 3,459
Hyundai Capital America, 2.375%, 2/10/23  (1) 14,200 14,121
Hyundai Capital Services, 2.125%, 4/24/25  (1) 2,800 2,556
Lowe's, 3.35%, 4/1/27  2,275 2,161
Lowe's, 4.40%, 9/8/25  8,460 8,389
Marriott International, 3.125%, 2/15/23  2,575 2,564
Marriott International, 3.60%, 4/15/24  11,722 11,498
Mercedes-Benz Finance North America, 1.75%, 3/10/23  (1) 13,400 13,267
Nissan Motor, 3.043%, 9/15/23  (1) 15,844 15,467
Nissan Motor Acceptance, 3.875%, 9/21/23  (1) 1,530 1,495
Nordstrom, 2.30%, 4/8/24  1,280 1,194
QVC, 4.85%, 4/1/24  9,860 9,268
Ross Stores, 0.875%, 4/15/26  4,540 3,987
Ross Stores, 3.375%, 9/15/24  1,475 1,431
Ross Stores, 4.60%, 4/15/25  15,624 15,517
Stellantis Finance U.S., 1.711%, 1/29/27  (1) 5,790 5,005
Volkswagen Group of America Finance, 0.875%, 11/22/23  (1) 5,295 5,067
Volkswagen Group of America Finance, 3.125%, 5/12/23  (1) 2,400 2,378
Volkswagen Group of America Finance, 3.95%, 6/6/25  (1) 5,185 5,038
186,406
Consumer Non-Cyclical 5.4%
AbbVie, 2.60%, 11/21/24  20,860 19,960
AbbVie, 2.95%, 11/21/26  14,705 13,730
AbbVie, 3.20%, 5/14/26  1,295 1,231
AmerisourceBergen, 0.737%, 3/15/23  7,000 6,920
Anheuser-Busch, 3.65%, 2/1/26  3,310 3,220

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Astrazeneca Finance, 1.20%, 5/28/26  12,035 10,748
BAT International Finance, 1.668%, 3/25/26  7,140 6,314
BAT International Finance, 4.448%, 3/16/28  13,155 12,152
Bayer U.S. Finance II, 3.875%, 12/15/23  (1) 5,080 4,998
Becton Dickinson & Company, 3.363%, 6/6/24  6,449 6,296
Becton Dickinson & Company, 3.734%, 12/15/24  2,160 2,107
Brunswick, 0.85%, 8/18/24  10,060 9,224
Cardinal Health, 3.079%, 6/15/24  5,115 4,957
Cardinal Health, 3.20%, 3/15/23  5,250 5,220
Cardinal Health, 3.50%, 11/15/24  6,185 6,021
Coca-Cola Europacific Partners, 0.80%, 5/3/24  (1) 17,240 16,124
Constellation Brands, 3.60%, 5/9/24  6,430 6,294
CSL Finance, 3.85%, 4/27/27  (1) 2,575 2,475
CVS Health, 2.875%, 6/1/26  3,470 3,256
CVS Health, 3.00%, 8/15/26  2,945 2,762
Diageo Capital, 5.20%, 10/24/25  4,650 4,686
Hasbro, 3.00%, 11/19/24  13,727 13,183
HCA, 3.125%, 3/15/27  (1) 7,560 6,868
Imperial Brands Finance, 3.125%, 7/26/24  (1) 13,435 12,807
Imperial Brands Finance, 4.25%, 7/21/25  (1) 3,829 3,656
JDE Peet's, 0.80%, 9/24/24  (1) 4,440 4,029
Mondelez International, 2.625%, 3/17/27  5,415 4,944
Mondelez International Holdings Netherlands, 4.25%, 9/15/25  (1) 3,950 3,885
PeaceHealth Obligated Group, Series 2020, 1.375%, 11/15/25  1,555 1,392
PerkinElmer, 0.55%, 9/15/23  5,755 5,540
PerkinElmer, 0.85%, 9/15/24  1,093 1,010
Perrigo Finance Unlimited, 3.90%, 12/15/24  25,290 23,836
Philip Morris International, 5.00%, 11/17/25  3,785 3,766
Philip Morris International, 5.125%, 11/15/24  7,445 7,445
Royalty Pharma, 0.75%, 9/2/23  6,420 6,199
Shire Acquisitions Investments Ireland, 2.875%, 9/23/23  5,950 5,837
Viatris, 1.65%, 6/22/25  3,945 3,569
Zoetis, 5.40%, 11/14/25  5,765 5,843
262,504
Energy 4.0%
Aker BP, 3.00%, 1/15/25  (1) 9,515 8,992
Canadian Natural Resources, 2.05%, 7/15/25  11,415 10,647
Canadian Natural Resources, 3.80%, 4/15/24  1,890 1,858
Cheniere Corpus Christi Holdings, 5.875%, 3/31/25  9,955 10,016
Cheniere Corpus Christi Holdings, 7.00%, 6/30/24  13,870 14,029
Devon Energy, 8.25%, 8/1/23  4,205 4,278
Enbridge, 2.15%, 2/16/24  2,395 2,310
Enbridge, 2.50%, 1/15/25  9,500 8,998
Enbridge, 2.50%, 2/14/25  4,350 4,115
Enbridge, 4.00%, 10/1/23  5,580 5,513
Energy Transfer, 2.90%, 5/15/25  1,860 1,757

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Energy Transfer, 3.45%, 1/15/23  697 693
Energy Transfer, 4.25%, 3/15/23  14,312 14,260
Energy Transfer, 4.25%, 4/1/24  455 446
Energy Transfer, 4.90%, 2/1/24  4,925 4,887
Energy Transfer, 5.875%, 1/15/24  17,363 17,379
Energy Transfer, Series 5Y, 4.20%, 9/15/23  1,819 1,802
Eni, Series X-R, 4.00%, 9/12/23  (1) 13,505 13,326
EOG Resources, 2.625%, 3/15/23  2,263 2,246
Gray Oak Pipeline, 2.00%, 9/15/23  (1) 4,272 4,146
Gray Oak Pipeline, 2.60%, 10/15/25  (1) 3,115 2,819
Pioneer Natural Resources, 0.55%, 5/15/23  5,240 5,137
Plains All American Pipeline, 2.85%, 1/31/23  10,934 10,886
Sabine Pass Liquefaction, 5.625%, 4/15/23  14,467 14,461
Sabine Pass Liquefaction, 5.625%, 3/1/25  7,490 7,483
Sabine Pass Liquefaction, 5.75%, 5/15/24  6,930 6,921
Schlumberger Finance Canada, 1.40%, 9/17/25  2,330 2,130
Schlumberger Holdings, 3.75%, 5/1/24  (1) 10,390 10,227
Schlumberger Holdings, 4.00%, 12/21/25  (1) 2,580 2,511
Williams, 4.30%, 3/4/24  2,123 2,096
196,369
Industrial Other 0.2%
CK Hutchison International II, 2.75%, 3/29/23  10,400 10,328
10,328
Technology 3.5%
CDW, 5.50%, 12/1/24  2,690 2,663
Fidelity National Information Services, 0.375%, 3/1/23  9,785 9,672
Fidelity National Information Services, 0.60%, 3/1/24  4,700 4,439
Fidelity National Information Services, 4.50%, 7/15/25  3,965 3,905
Fiserv, 2.75%, 7/1/24  13,355 12,815
Fiserv, 3.80%, 10/1/23  3,685 3,644
Fortinet, 1.00%, 3/15/26  5,710 5,005
HCL America, 1.375%, 3/10/26  (1) 15,000 13,325
Marvell Technology, 4.20%, 6/22/23  8,705 8,607
Microchip Technology, 0.972%, 2/15/24  10,345 9,787
Microchip Technology, 0.983%, 9/1/24  8,380 7,713
Microchip Technology, 2.67%, 9/1/23  7,395 7,234
Moody's, 3.75%, 3/24/25  6,475 6,319
NXP, 2.70%, 5/1/25  5,665 5,313
NXP, 3.875%, 6/18/26  3,895 3,690
NXP, 4.40%, 6/1/27  1,040 996
NXP, 4.875%, 3/1/24  6,671 6,614
Oracle, 2.40%, 9/15/23  11,225 10,994
Oracle, 5.80%, 11/10/25  3,880 3,968
Qorvo, 1.75%, 12/15/24  (1) 3,710 3,330
RELX Capital, 3.50%, 3/16/23  4,470 4,455
S&P Global, 2.45%, 3/1/27  (1) 14,680 13,468

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Skyworks Solutions, 0.90%, 6/1/23  2,645 2,584
VMware, 0.60%, 8/15/23  5,675 5,488
Western Union, 2.85%, 1/10/25  14,455 13,720
Workday, 3.50%, 4/1/27  3,450 3,262
173,010
Transportation 1.2%
American Airlines PTT, Series 2017-2, Class B, 3.70%, 10/15/25  3,616 3,219
Canadian Pacific Railway, 1.35%, 12/2/24  10,590 9,841
Canadian Pacific Railway, 1.75%, 12/2/26  4,645 4,121
HPHT Finance, 2.875%, 11/5/24  9,234 8,806
Kansas City Southern, 3.00%, 5/15/23  7,520 7,442
Penske Truck Leasing, 3.45%, 7/1/24  (1) 4,905 4,721
Sydney Airport Finance, 3.90%, 3/22/23  (1) 9,674 9,629
Triton Container International, 0.80%, 8/1/23  (1) 11,395 10,980
United Airlines PTT, Series 2019-2, Class B, 3.50%, 5/1/28  2,135 1,803
60,562
Total Industrial 1,222,721
UTILITY 2.8%
Electric 2.3%
AES, 3.30%, 7/15/25  (1) 5,425 5,098
Alexander Funding Trust, 1.841%, 11/15/23  (1) 7,760 7,316
DTE Energy, STEP, 4.22%, 11/1/24  7,175 7,047
Edison International, 2.95%, 3/15/23  4,199 4,152
Enel Finance International, 1.375%, 7/12/26  (1) 9,605 8,331
Enel Finance International, 2.65%, 9/10/24  (1) 12,355 11,853
Enel Finance International, 6.80%, 10/14/25  (1) 1,400 1,445
Eversource Energy, 4.20%, 6/27/24  4,445 4,378
NextEra Energy Capital Holdings, 1.875%, 1/15/27  9,130 8,085
NextEra Energy Capital Holdings, 4.45%, 6/20/25  6,955 6,902
NRG Energy, 3.75%, 6/15/24  (1) 4,470 4,312
Pacific Gas & Electric, 3.50%, 6/15/25  8,205 7,730
Vistra Operations, 3.55%, 7/15/24  (1) 30,800 29,414
Vistra Operations, 5.125%, 5/13/25  (1) 8,015 7,839
113,902
Natural Gas 0.5%
APT Pipelines, 4.20%, 3/23/25  (1) 14,944 14,374
Sempra Energy, 3.30%, 4/1/25  5,035 4,849
Southern California Gas, 2.95%, 4/15/27  5,420 4,984
24,207
Total Utility 138,109
Total Corporate Bonds
(Cost $2,460,825) 2,345,711

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 1.4%
Owned No Guarantee 1.4%
Banco del Estado de Chile, 2.704%, 1/9/25  (1) 4,585 4,342
DAE Funding, 1.55%, 8/1/24  (1) 4,225 3,935
Korea Electric Power, 5.375%, 4/6/26  (1) 8,315 8,379
Korea Hydro & Nuclear Power, 1.25%, 4/27/26  (1) 12,038 10,587
Korea Hydro & Nuclear Power, 4.25%, 7/27/27  (1) 2,010 1,923
NBN, 1.45%, 5/5/26  (1) 15,195 13,445
QNB Finance, 2.625%, 5/12/25  4,765 4,475
QNB Finance, 3.50%, 3/28/24  8,635 8,453
State Bank of India, 4.50%, 9/28/23  4,000 3,968
Tenaga Nasional, 7.50%, 11/1/25  8,850 9,199
Total Foreign Government Obligations & Municipalities
(Cost $74,469) 68,706
MUNICIPAL SECURITIES 0.2%
California 0.1%
Golden State Tobacco Securitization, Series A-1, 1.711%, 6/1/24  5,815 5,517
5,517
New York 0.1%
Long Island Power Auth., Series C, 0.764%, 3/1/23  2,460 2,436
2,436
Total Municipal Securities
(Cost $8,275) 7,953
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 15.3%
Collateralized Mortgage Obligations 7.9%
Angel Oak Mortgage Trust
Series 2020-5, Class A2, CMO, ARM
1.579%, 5/25/65  (1) 1,176 1,037
Angel Oak Mortgage Trust
Series 2021-1, Class A1, CMO, ARM
0.909%, 1/25/66  (1) 4,964 3,892
Angel Oak Mortgage Trust
Series 2021-2, Class A1, CMO, ARM
0.985%, 4/25/66  (1) 4,261 3,517
Angel Oak Mortgage Trust
Series 2021-2, Class A2, CMO, ARM
1.19%, 4/25/66  (1) 1,231 971
Angel Oak Mortgage Trust
Series 2021-3, Class A1, CMO, ARM
1.068%, 5/25/66  (1) 3,413 2,657

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Angel Oak Mortgage Trust
Series 2021-6, Class A3, CMO, ARM
1.714%, 9/25/66  (1) 3,358 2,542
Angel Oak Mortgage Trust I
Series 2019-4, Class A3, CMO, ARM
3.301%, 7/26/49  (1) 213 211
Barclays Mortgage Loan Trust
Series 2021-NQM1, Class A1, CMO, ARM
1.747%, 9/25/51  (1) 7,482 6,207
Bayview MSR Opportunity Master Fund Trust
Series 2021-2, Class A5, CMO, ARM
2.50%, 6/25/51  (1) 6,975 5,931
Bayview MSR Opportunity Master Fund Trust
Series 2021-5, Class A5, CMO, ARM
2.50%, 11/25/51  (1) 5,543 4,702
BINOM Securitization Trust
Series 2021-INV1, Class A3, CMO, ARM
2.625%, 6/25/56  (1) 2,655 2,285
BRAVO Residential Funding Trust
Series 2021-NQM3, Class A1, CMO, ARM
1.699%, 4/25/60  (1) 4,781 4,288
CIM Trust
Series 2020-INV1, Class A2, CMO, ARM
2.50%, 4/25/50  (1) 4,552 3,775
CIM Trust
Series 2021-INV1, Class A8, CMO, ARM
2.50%, 7/1/51  (1) 3,404 2,894
Citigroup Mortgage Loan Trust
Series 2020-EXP2, Class A3, CMO, ARM
2.50%, 8/25/50  (1) 4,643 3,794
COLT Mortgage Loan Trust
Series 2020-3, Class A1, CMO, ARM
1.506%, 4/27/65  (1) 539 506
COLT Mortgage Loan Trust
Series 2021-1, Class A3, CMO, ARM
1.373%, 6/25/66  (1) 2,722 2,184
COLT Mortgage Loan Trust
Series 2021-3, Class A3, CMO, ARM
1.419%, 9/27/66  (1) 2,843 2,219
Connecticut Avenue Securities
Series 2017-C02, Class 2ED3, CMO, ARM
1M USD LIBOR + 1.35%, 5.366%, 9/25/29  169 166
Connecticut Avenue Securities
Series 2017-C04, Class 2ED2, CMO, ARM
1M USD LIBOR + 1.10%, 5.116%, 11/25/29  6,064 5,920
Connecticut Avenue Securities
Series 2017-C05, Class 1ED3, CMO, ARM
1M USD LIBOR + 1.20%, 5.216%, 1/25/30  199 199

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Connecticut Avenue Securities
Series 2018-C03, Class 1EB2, CMO, ARM
1M USD LIBOR + 0.85%, 4.866%, 10/25/30  5,981 5,876
Connecticut Avenue Securities
Series 2018-C03, Class 1ED2, CMO, ARM
1M USD LIBOR + 0.85%, 4.866%, 10/25/30  369 365
Connecticut Avenue Securities Trust
Series 2022-R01, Class 1M1, CMO, ARM
SOFR30A + 1.00%, 4.521%, 12/25/41  (1) 8,243 8,094
Connecticut Avenue Securities Trust
Series 2022-R03, Class 1M1, CMO, ARM
SOFR30A + 2.10%, 5.621%, 3/25/42  (1) 6,104 6,032
Connecticut Avenue Securities Trust
Series 2022-R04, Class 1M1, CMO, ARM
SOFR30A + 2.00%, 5.521%, 3/25/42  (1) 4,042 3,991
Connecticut Avenue Securities Trust
Series 2022-R06, Class 1M1, CMO, ARM
SOFR30A + 2.75%, 6.271%, 5/25/42  (1) 6,734 6,734
Connecticut Avenue Securities Trust
Series 2022-R07, Class 1M1, CMO, ARM
SOFR30A + 2.95%, 6.497%, 6/25/42  (1) 4,036 4,063
Connecticut Avenue Securities Trust
Series 2022-R08, Class 1M1, CMO, ARM
SOFR30A + 2.55%, 6.071%, 7/25/42  (1) 2,871 2,852
Deephaven Residential Mortgage Trust
Series 2021-1, Class A3, CMO, ARM
1.128%, 5/25/65  (1) 1,187 1,028
Deephaven Residential Mortgage Trust
Series 2021-2, Class A1, CMO, ARM
0.899%, 4/25/66  (1) 1,758 1,461
Deephaven Residential Mortgage Trust
Series 2021-2, Class A3, CMO, ARM
1.26%, 4/25/66  (1) 1,956 1,560
Eagle
Series 2021-2, Class M1A, CMO, ARM
SOFR30A + 1.55%, 5.097%, 4/25/34  (1) 3,950 3,923
Ellington Financial Mortgage Trust
Series 2019-2, Class A3, CMO, ARM
3.046%, 11/25/59  (1) 611 572
Ellington Financial Mortgage Trust
Series 2021-1, Class A1, CMO, ARM
0.797%, 2/25/66  (1) 1,118 880
Ellington Financial Mortgage Trust
Series 2021-1, Class A3, CMO, ARM
1.106%, 2/25/66  (1) 946 732
Ellington Financial Mortgage Trust
Series 2021-2, Class A1, CMO, ARM
0.931%, 6/25/66  (1) 2,545 1,979

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Ellington Financial Mortgage Trust
Series 2021-2, Class A3, CMO, ARM
1.291%, 6/25/66  (1) 2,437 1,836
Ellington Financial Mortgage Trust
Series 2021-3, Class A1, CMO, ARM
1.241%, 9/25/66  (1) 3,326 2,668
Ellington Financial Mortgage Trust
Series 2021-3, Class A3, CMO, ARM
1.55%, 9/25/66  (1) 2,411 1,838
Flagstar Mortgage Trust
Series 2020-1INV, Class A11, CMO, ARM
1M USD LIBOR + 0.85%, 4.436%, 3/25/50  (1) 1,768 1,620
Flagstar Mortgage Trust
Series 2021-5INV, Class A5, CMO, ARM
2.50%, 7/25/51  (1) 2,931 2,509
Freddie Mac Whole Loan Securities Trust
Series 2017-SC02, Class M1, CMO, ARM
3.858%, 5/25/47  (1) 409 397
Galton Funding Mortgage Trust
Series 2018-1, Class A33, CMO, ARM
3.50%, 11/25/57  (1) 526 467
Galton Funding Mortgage Trust
Series 2019-1, Class A32, CMO, ARM
4.00%, 2/25/59  (1) 509 492
Galton Funding Mortgage Trust
Series 2019-H1, Class M1, CMO, ARM
3.339%, 10/25/59  (1) 7,916 7,393
Galton Funding Mortgage Trust
Series 2020-H1, Class M1, CMO, ARM
2.832%, 1/25/60  (1) 4,592 3,537
GS Mortgage-Backed Securities Trust
Series 2014-EB1A, Class 2A1, CMO, ARM
2.175%, 7/25/44  (1) 100 98
GS Mortgage-Backed Securities Trust
Series 2021-GR2, Class A6, CMO, ARM
2.50%, 2/25/52  (1) 7,905 6,763
GS Mortgage-Backed Securities Trust
Series 2021-HP1, Class A6, CMO, ARM
2.50%, 1/25/52  (1) 4,289 3,669
GS Mortgage-Backed Securities Trust
Series 2021-PJ5, Class A8, CMO, ARM
2.50%, 10/25/51  (1) 12,413 10,622
GS Mortgage-Backed Securities Trust
Series 2022-GR1, Class A5, CMO, ARM
2.50%, 6/25/52  (1) 12,938 11,059
Homeward Opportunities Fund I Trust
Series 2020-2, Class A1, CMO, ARM
1.657%, 5/25/65  (1) 133 132

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Homeward Opportunities Fund I Trust
Series 2020-2, Class A2, CMO, ARM
2.635%, 5/25/65  (1) 5,750 5,516
Hundred Acre Wood Trust
Series 2021-INV1, Class A9, CMO, ARM
2.50%, 7/25/51  (1) 7,083 6,055
Imperial Fund Mortgage Trust
Series 2021-NQM2, Class A3, CMO, ARM
1.516%, 9/25/56  (1) 3,973 2,923
Imperial Fund Mortgage Trust
Series 2022-NQM4, Class A1, CMO, STEP
4.767%, 6/25/67  (1) 10,311 9,799
JPMorgan Mortgage Trust
Series 2020-INV1, Class A11, CMO, ARM
1M USD LIBOR + 0.83%, 4.416%, 8/25/50  (1) 767 706
JPMorgan Mortgage Trust
Series 2020-INV1, Class A15, CMO, ARM
3.50%, 8/25/50  (1) 1,262 1,079
Mello Mortgage Capital Acceptance
Series 2021-INV3, Class A4, CMO, ARM
2.50%, 10/25/51  (1) 5,995 5,127
MFA Trust
Series 2021-INV1, Class A1, CMO, ARM
0.852%, 1/25/56  (1) 2,189 1,880
MFA Trust
Series 2021-NQM2, Class A2, CMO, ARM
1.317%, 11/25/64  (1) 1,926 1,520
Morgan Stanley Residential Mortgage Loan Trust
Series 2021-2, Class A4, CMO, ARM
2.50%, 5/25/51  (1) 2,261 1,937
New Residential Mortgage Loan Trust
Series 2019-NQM5, Class A1, CMO, ARM
2.71%, 11/25/59  (1) 1,376 1,228
New Residential Mortgage Loan Trust
Series 2020-NQM1, Class A3, CMO, ARM
2.769%, 1/26/60  (1) 1,018 904
New Residential Mortgage Loan Trust
Series 2020-NQM2, Class A1, CMO, ARM
1.65%, 5/24/60  (1) 749 683
New Residential Mortgage Loan Trust
Series 2021-INV1, Class A6, CMO, ARM
2.50%, 6/25/51  (1) 4,600 3,939
New Residential Mortgage Loan Trust
Series 2021-INV2, Class A7, CMO, ARM
2.50%, 9/25/51  (1) 11,661 9,981
NLT Trust
Series 2021-INV2, Class A3, CMO, ARM
1.52%, 8/25/56  (1) 3,425 2,669

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
OBX Trust
Series 2019-EXP2, Class 2A2, CMO, ARM
1M USD LIBOR + 1.20%, 4.786%, 6/25/59  (1) 296 282
OBX Trust
Series 2019-EXP3, Class 2A1, CMO, ARM
1M USD LIBOR + 0.90%, 4.944%, 10/25/59  (1) 1,386 1,323
OBX Trust
Series 2020-EXP1, Class 1A8, CMO, ARM
3.50%, 2/25/60  (1) 2,645 2,339
OBX Trust
Series 2020-EXP1, Class 2A2, CMO, ARM
1M USD LIBOR + 0.95%, 4.994%, 2/25/60  (1) 452 420
OBX Trust
Series 2020-EXP2, Class A8, CMO, ARM
3.00%, 5/25/60  (1) 2,983 2,556
OBX Trust
Series 2020-EXP2, Class A9, CMO, ARM
3.00%, 5/25/60  (1) 450 383
OBX Trust
Series 2020-EXP3, Class 1A8, CMO, ARM
3.00%, 1/25/60  (1) 2,578 2,243
OBX Trust
Series 2020-INV1, Class A5, CMO, ARM
3.50%, 12/25/49  (1) 721 643
OBX Trust
Series 2021-J1, Class A4, CMO, ARM
2.50%, 5/25/51  (1) 7,836 6,709
OBX Trust
Series 2021-NQM1, Class A1, CMO, ARM
1.072%, 2/25/66  (1) 4,515 3,896
OBX Trust
Series 2021-NQM1, Class A2, CMO, ARM
1.175%, 2/25/66  (1) 3,294 2,821
OBX Trust
Series 2021-NQM3, Class A1, CMO, ARM
1.054%, 7/25/61  (1) 3,122 2,343
Oceanview Mortgage Trust
Series 2022-1, Class A5, CMO, ARM
2.50%, 12/25/51  (1) 6,116 5,229
PSMC Trust
Series 2021-1, Class A11, CMO, ARM
2.50%, 3/25/51  (1) 11,158 9,831
PSMC Trust
Series 2021-2, Class A3, CMO, ARM
2.50%, 5/25/51  (1) 4,930 4,227
Sequoia Mortgage Trust
Series 2018-CH2, Class A21, CMO, ARM
4.00%, 6/25/48  (1) 379 354

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Sequoia Mortgage Trust
Series 2018-CH2, Class A3, CMO, ARM
4.00%, 6/25/48  (1) 991 928
Sequoia Mortgage Trust
Series 2018-CH3, Class A19, CMO, ARM
4.50%, 8/25/48  (1) 79 77
Sequoia Mortgage Trust
Series 2018-CH4, Class A19, CMO, ARM
4.50%, 10/25/48  (1) 32 32
Sequoia Mortgage Trust
Series 2018-CH4, Class A2, CMO, ARM
4.00%, 10/25/48  (1) 49 49
SG Residential Mortgage Trust
Series 2020-2, Class A1, CMO, ARM
1.381%, 5/25/65  (1) 1,641 1,430
SG Residential Mortgage Trust
Series 2022-1, Class A1, CMO, ARM
3.166%, 3/27/62  (1) 3,725 3,316
Starwood Mortgage Residential Trust
Series 2019-INV1, Class A3, CMO, ARM
2.916%, 9/27/49  (1) 2,611 2,478
Starwood Mortgage Residential Trust
Series 2020-1, Class A2, CMO, ARM
2.408%, 2/25/50  (1) 3,199 3,055
Starwood Mortgage Residential Trust
Series 2021-2, Class A1, CMO, ARM
0.943%, 5/25/65  (1) 2,516 2,318
Starwood Mortgage Residential Trust
Series 2021-4, Class A1, CMO, ARM
1.162%, 8/25/56  (1) 9,995 7,980
Structured Agency Credit Risk Debt Notes
Series 2014-DN3, Class M3, CMO, ARM
1M USD LIBOR + 4.00%, 8.016%, 8/25/24  926 928
Structured Agency Credit Risk Debt Notes
Series 2021-DNA3, Class M2, CMO, ARM
SOFR30A + 2.10%, 5.621%, 10/25/33  (1) 5,855 5,519
Structured Agency Credit Risk Debt Notes
Series 2021-DNA5, Class M2, CMO, ARM
SOFR30A + 1.65%, 5.171%, 1/25/34  (1) 3,105 3,038
Structured Agency Credit Risk Debt Notes
Series 2021-HQA4, Class M1, CMO, ARM
SOFR30A + 0.95%, 4.471%, 12/25/41  (1) 6,250 5,857
Structured Agency Credit Risk Debt Notes
Series 2022-DNA3, Class M1A, CMO, ARM
SOFR30A + 2.00%, 5.521%, 4/25/42  (1) 7,909 7,807
Structured Agency Credit Risk Debt Notes
Series 2022-DNA4, Class M1A, CMO, ARM
SOFR30A + 2.20%, 5.747%, 5/25/42  (1) 8,890 8,829

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Structured Agency Credit Risk Debt Notes
Series 2022-DNA5, Class M1A, CMO, ARM
SOFR30A + 2.95%, 6.471%, 6/25/42  (1) 8,611 8,686
Structured Agency Credit Risk Debt Notes
Series 2022-DNA6, Class M1A, CMO, ARM
SOFR30A + 2.15%, 5.671%, 9/25/42  (1) 2,742 2,725
Structured Agency Credit Risk Debt Notes
Series 2022-HQA1, Class M1A, CMO, ARM
SOFR30A + 2.10%, 5.621%, 3/25/42  (1) 6,912 6,816
Structured Agency Credit Risk Debt Notes
Series 2022-HQA3, Class M1A, CMO, ARM
SOFR30A + 2.30%, 5.821%, 8/25/42  (1) 3,972 3,928
UWM Mortgage Trust
Series 2021-INV2, Class A4, CMO, ARM
2.50%, 9/25/51  (1) 2,302 1,953
UWM Mortgage Trust
Series 2021-INV5, Class A4, CMO, ARM
2.50%, 1/25/52  (1) 2,697 2,306
Verus Securitization Trust
Series 2019-INV2, Class A1, CMO, ARM
2.913%, 7/25/59  (1) 1,696 1,633
Verus Securitization Trust
Series 2020-1, Class A1, CMO, STEP
2.417%, 1/25/60  (1) 1,340 1,258
Verus Securitization Trust
Series 2020-2, Class A1, CMO, ARM
2.226%, 5/25/60  (1) 1,653 1,583
Verus Securitization Trust
Series 2020-5, Class A3, CMO, STEP
1.733%, 5/25/65  (1) 1,296 1,153
Verus Securitization Trust
Series 2020-INV1, Class A1, CMO, ARM
1.977%, 3/25/60  (1) 278 265
Verus Securitization Trust
Series 2021-1, Class A2, CMO, ARM
1.052%, 1/25/66  (1) 2,106 1,673
Verus Securitization Trust
Series 2021-1, Class A3, CMO, ARM
1.155%, 1/25/66  (1) 1,245 971
Verus Securitization Trust
Series 2021-2, Class A1, CMO, ARM
1.031%, 2/25/66  (1) 2,805 2,317
Verus Securitization Trust
Series 2021-5, Class A3, CMO, ARM
1.373%, 9/25/66  (1) 3,410 2,587
Verus Securitization Trust
Series 2021-R1, Class A2, CMO, ARM
1.057%, 10/25/63  (1) 892 773

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Verus Securitization Trust
Series 2021-R2, Class A1, CMO, ARM
0.918%, 2/25/64  (1) 2,903 2,631
Verus Securitization Trust
Series 2022-1, Class A3, CMO, ARM
3.288%, 1/25/67  (1) 8,994 7,310
Verus Securitization Trust
Series 2022-6, Class A1, CMO, STEP
4.91%, 6/25/67  (1) 5,410 5,123
Vista Point Securitization Trust
Series 2020-2, Class A3, CMO, ARM
2.496%, 4/25/65  (1) 860 719
Wells Fargo Mortgage Backed Securities Trust
Series 2020-RR1, Class A17, CMO, ARM
3.00%, 5/25/50  (1) 569 469
Wells Fargo Mortgage Backed Securities Trust
Series 2021-RR1, Class A3, CMO, ARM
2.50%, 12/25/50  (1) 9,292 8,155
385,359
Commercial Mortgage-Backed Securities 7.0%
280 Park Avenue Mortgage Trust
Series 2017-280P, Class A, ARM
1M USD LIBOR + 0.88%, 4.736%, 9/15/34  (1) 5,835 5,670
Arbor Realty Commercial Real Estate Notes
Series 2021-FL3, Class A, ARM
1M USD LIBOR + 1.07%, 4.945%, 8/15/34  (1) 9,270 8,884
Arbor Realty Commercial Real Estate Notes
Series 2021-FL4, Class A, ARM
1M USD LIBOR + 1.35%, 5.225%, 11/15/36  (1) 6,810 6,598
BAMLL Commercial Mortgage-Backed Securities Trust
Series 2018-DSNY, Class A, ARM
1M USD LIBOR + 0.85%, 4.724%, 9/15/34  (1) 8,180 8,002
BANK
Series 2019-BN19, Class A1
2.263%, 8/15/61  1,853 1,729
BANK
Series 2019-BN24, Class A1
2.056%, 11/15/62  1,367 1,325
BCP Trust
Series 2021-330N, Class A, ARM
1M USD LIBOR + 0.799%, 4.674%, 6/15/38  (1) 4,285 4,021
BFLD
Series 2019-DPLO, Class B, ARM
1M USD LIBOR + 1.34%, 5.215%, 10/15/34  (1) 5,070 4,879
BIG Commercial Mortgage Trust
Series 2022-BIG, Class C, ARM
1M TSFR + 2.34%, 6.135%, 2/15/39  (1) 2,805 2,613

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
BPR Trust
Series 2021-TY, Class B, ARM
1M USD LIBOR + 1.15%, 5.025%, 9/15/38  (1) 6,525 6,079
BSPRT Issuer
Series 2022-FL8, Class A, ARM
SOFR30A + 1.50%, 4.718%, 2/15/37  (1) 10,745 10,315
BSREP Commercial Mortgage Trust
Series 2021-DC, Class D, ARM
1M USD LIBOR + 1.90%, 5.776%, 8/15/38  (1) 5,765 5,211
BX Commercial Mortgage Trust
Series 2019-XL, Class B, ARM
1M TSFR + 1.194%, 4.989%, 10/15/36  (1) 4,696 4,584
BX Commercial Mortgage Trust
Series 2021-SOAR, Class D, ARM
1M USD LIBOR + 1.40%, 5.276%, 6/15/38  (1) 5,608 5,256
BX Commercial Mortgage Trust
Series 2022-CSMO, Class B, ARM
1M TSFR + 3.141%, 6.935%, 6/15/27  (1) 7,400 7,312
BX Trust
Series 2021-ARIA, Class C, ARM
1M USD LIBOR + 1.646%, 5.521%, 10/15/36  (1) 4,830 4,467
BX Trust
Series 2021-VIEW, Class A, ARM
1M USD LIBOR + 1.28%, 5.155%, 6/15/36  (1) 3,785 3,570
CGDB Commercial Mortgage Trust
Series 2019-MOB, Class D, ARM
1M USD LIBOR + 1.65%, 5.525%, 11/15/36  (1) 10,831 10,313
Citigroup Commercial Mortgage Trust
Series 2013-375P, Class A
3.251%, 5/10/35  (1) 3,695 3,479
Commercial Mortgage Trust
Series 2013-300P, Class A1
4.353%, 8/10/30  (1) 4,134 4,026
Commercial Mortgage Trust
Series 2014-CR15, Class B, ARM
4.768%, 2/10/47  6,420 6,200
Commercial Mortgage Trust
Series 2014-CR19, Class AM
4.08%, 8/10/47  7,262 6,941
Commercial Mortgage Trust
Series 2014-CR19, Class D, ARM
4.854%, 8/10/47  (1) 2,995 2,702
Commercial Mortgage Trust
Series 2015-LC23, Class A2
3.221%, 10/10/48  2,638 2,629
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class C, ARM
1M USD LIBOR + 1.43%, 5.305%, 5/15/36  (1) 8,520 8,284

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class D, ARM
1M USD LIBOR + 1.60%, 5.475%, 5/15/36  (1) 6,220 6,016
Credit Suisse Mortgage Trust
Series 2020-NET, Class A
2.257%, 8/15/37  (1) 3,318 2,964
Extended Stay America Trust
Series 2021-ESH, Class A, ARM
1M USD LIBOR + 1.08%, 4.956%, 7/15/38  (1) 4,993 4,802
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class B
3.447%, 12/10/36  (1) 7,180 6,682
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class C
3.75%, 12/10/36  (1) 7,590 7,053
GCT Commercial Mortgage Trust
Series 2021-GCT, Class A, ARM
1M USD LIBOR + 0.80%, 4.675%, 2/15/38  (1) 5,110 4,756
Great Wolf Trust
Series 2019-WOLF, Class A, ARM
1M USD LIBOR + 1.034%, 4.909%, 12/15/36  (1) 3,785 3,652
Great Wolf Trust
Series 2019-WOLF, Class C, ARM
1M USD LIBOR + 1.633%, 5.508%, 12/15/36  (1) 4,200 3,999
GS Mortgage Securities Trust
Series 2021-ROSS, Class B, ARM
1M USD LIBOR + 1.60%, 5.476%, 5/15/26  (1) 5,705 5,212
JPMBB Commercial Mortgage Securities Trust
Series 2014-C23, Class A5
3.934%, 9/15/47  8,280 7,998
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2019-BKWD, Class B, ARM
1M USD LIBOR + 1.60%, 5.475%, 9/15/29  (1) 12,870 12,308
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2019-BKWD, Class C, ARM
1M USD LIBOR + 1.85%, 5.725%, 9/15/29  (1) 3,975 3,744
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-609M, Class B, ARM
1M USD LIBOR + 1.77%, 5.646%, 10/15/33  (1) 8,240 7,785
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-609M, Class C, ARM
1M USD LIBOR + 2.17%, 6.046%, 10/15/33  (1) 6,310 5,898
KIND Trust
Series 2021-KIND, Class C, ARM
1M USD LIBOR + 1.75%, 5.625%, 8/15/38  (1) 8,414 7,575
KKR Industrial Portfolio Trust
Series 2021-KDIP, Class C, ARM
1M USD LIBOR + 1.00%, 4.875%, 12/15/37  (1) 2,689 2,538

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
KKR Industrial Portfolio Trust
Series 2021-KDIP, Class D, ARM
1M USD LIBOR + 1.25%, 5.125%, 12/15/37  (1) 1,883 1,757
LSTAR Commercial Mortgage Trust
Series 2017-5, Class AS
4.021%, 3/10/50  (1) 4,905 4,513
MF1
Series 2021-FL7, Class A, ARM
1M USD LIBOR + 1.08%, 5.019%, 10/16/36  (1) 6,730 6,433
MHC Commercial Mortgage Trust
Series 2021-MHC, Class B, ARM
1M USD LIBOR + 1.101%, 4.976%, 4/15/38  (1) 11,045 10,524
MHC Trust
Series 2021-MHC2, Class B, ARM
1M USD LIBOR + 1.10%, 4.975%, 5/15/23  (1) 5,660 5,382
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C18, Class AS, ARM
4.11%, 10/15/47  3,065 2,909
Morgan Stanley Capital I Trust
Series 2014-150E, Class A
3.912%, 9/9/32  (1) 9,590 8,452
Morgan Stanley Capital I Trust
Series 2019-MEAD, Class D, ARM
3.283%, 11/10/36  (1) 7,880 6,643
Morgan Stanley Capital I Trust
Series 2019-NUGS, Class D, ARM
1M USD LIBOR + 1.80%, 5.675%, 12/15/36  (1) 4,445 3,516
New Orleans Hotel Trust
Series 2019-HNLA, Class B, ARM
1M USD LIBOR + 1.289%, 5.162%, 4/15/32  (1) 10,216 9,574
ONE Mortgage Trust
Series 2021-PARK, Class B, ARM
1M TSFR + 1.064%, 4.858%, 3/15/36  (1) 11,219 10,529
ONE Mortgage Trust
Series 2021-PARK, Class C, ARM
1M TSFR + 1.214%, 5.008%, 3/15/36  (1) 6,005 5,517
RLGH Trust
Series 2021-TROT, Class A, ARM
1M USD LIBOR + 0.80%, 4.676%, 4/15/36  (1) 5,580 5,358
Shelter Growth CRE Issuer
Series 2021-FL3, Class A, ARM
1M USD LIBOR + 1.08%, 4.955%, 9/15/36  (1) 3,121 3,019
SLIDE
Series 2018-FUN, Class A, ARM
1M USD LIBOR + 1.15%, 5.025%, 6/15/31  (1) 5,358 5,279
SLIDE
Series 2018-FUN, Class D, ARM
1M USD LIBOR + 2.10%, 5.975%, 6/15/31  (1) 6,364 6,185

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS2, Class A2
3.02%, 7/15/58  1,646 1,588
WFRBS Commercial Mortgage Trust
Series 2014-C23, Class A5
3.917%, 10/15/57  8,820 8,524
WFRBS Commercial Mortgage Trust
Series 2014-LC14, Class A5
4.045%, 3/15/47  7,525 7,351
341,124
Residential Mortgage 0.4%
Finance of America HECM Buyout
Series 2022-HB2, Class A1A, CMO, ARM
4.00%, 12/25/24  (1) 11,740 11,490
MetLife Securitization Trust
Series 2017-1A, Class A, CMO, ARM
3.00%, 4/25/55  (1) 1,432 1,332
Towd Point Mortgage Trust
Series 2017-1, Class A1, CMO, ARM
2.75%, 10/25/56  (1) 681 668
Towd Point Mortgage Trust
Series 2017-2, Class A1, CMO, ARM
2.75%, 4/25/57  (1) 429 422
Towd Point Mortgage Trust
Series 2017-3, Class A1, CMO, ARM
2.75%, 7/25/57  (1) 1,526 1,483
Towd Point Mortgage Trust
Series 2017-4, Class A1, CMO, ARM
2.75%, 6/25/57  (1) 1,288 1,217
Towd Point Mortgage Trust
Series 2018-1, Class A1, CMO, ARM
3.00%, 1/25/58  (1) 926 890
Towd Point Mortgage Trust
Series 2018-5, Class A1A, CMO, ARM
3.25%, 7/25/58  (1) 4,131 3,950
21,452
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $825,517) 747,935
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 3.5%
U.S. Government Agency Obligations 2.4%
Federal Home Loan Mortgage
3.50%, 3/1/46 - 12/1/47  4,086 3,828
5.00%, 10/1/23 - 7/1/25  114 116
5.50%, 4/1/23 - 10/1/38  30 32

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
6.00%, 9/1/34 - 9/1/35  394 411
7.00%, 3/1/39  715 748
7.50%, 6/1/38  663 696
Federal Home Loan Mortgage, ARM
12M USD LIBOR + 1.625%, 2.851%, 4/1/37  5 5
12M USD LIBOR + 1.625%, 3.26%, 6/1/38  122 123
12M USD LIBOR + 1.625%, 3.63%, 6/1/38  24 24
12M USD LIBOR + 1.625%, 3.875%, 7/1/38  125 123
12M USD LIBOR + 1.726%, 3.944%, 7/1/35  63 63
12M USD LIBOR + 1.733%, 2.108%, 2/1/37  25 25
12M USD LIBOR + 1.733%, 3.597%, 10/1/36  126 127
12M USD LIBOR + 1.739%, 3.058%, 5/1/38  63 62
12M USD LIBOR + 1.775%, 3.225%, 5/1/37  30 30
12M USD LIBOR + 1.828%, 2.203%, 2/1/37  32 32
12M USD LIBOR + 1.842%, 2.091%, 1/1/37  37 36
12M USD LIBOR + 1.929%, 2.246%, 12/1/36  57 57
12M USD LIBOR + 1.961%, 2.461%, 2/1/33  1 1
12M USD LIBOR + 1.987%, 2.299%, 2/1/34  3 3
12M USD LIBOR + 2.03%, 3.051%, 11/1/36  32 31
12M USD LIBOR + 2.083%, 2.582%, 2/1/38  130 129
12M USD LIBOR + 2.22%, 2.558%, 2/1/37  32 32
1Y CMT + 2.219%, 4.344%, 10/1/33  — —
1Y CMT + 2.347%, 3.251%, 11/1/34  82 80
Federal Home Loan Mortgage, UMBS
2.50%, 1/1/52  8,856 7,630
3.00%, 11/1/34  820 774
4.00%, 12/1/49 - 10/1/52  6,209 5,903
4.50%, 9/1/37 - 5/1/50  3,869 3,848
5.00%, 12/1/41  1,791 1,810
Federal National Mortgage Assn., ARM
12M USD LIBOR + 1.34%, 1.59%, 12/1/35  23 22
12M USD LIBOR + 1.568%, 3.29%, 7/1/35  40 40
12M USD LIBOR + 1.584%, 2.50%, 12/1/35  57 56
12M USD LIBOR + 1.655%, 3.905%, 8/1/37  10 10
12M USD LIBOR + 1.671%, 2.046%, 2/1/33  2 2
12M USD LIBOR + 1.689%, 2.743%, 7/1/34  4 4
12M USD LIBOR + 1.69%, 3.44%, 5/1/38  59 59
12M USD LIBOR + 1.715%, 1.965%, 12/1/32  23 22
12M USD LIBOR + 1.715%, 3.965%, 10/1/32  15 14
12M USD LIBOR + 1.726%, 3.976%, 9/1/32  2 2
12M USD LIBOR + 1.77%, 2.145%, 12/1/35  8 8
12M USD LIBOR + 1.78%, 2.03%, 1/1/34  12 12
12M USD LIBOR + 1.788%, 2.538%, 5/1/38  29 29
12M USD LIBOR + 1.83%, 3.117%, 4/1/38  163 162
12M USD LIBOR + 1.83%, 3.174%, 8/1/38  9 8
12M USD LIBOR + 1.853%, 4.103%, 8/1/38  86 88

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
12M USD LIBOR + 1.892%, 2.778%, 12/1/35  20 20
12M USD LIBOR + 1.922%, 3.199%, 5/1/38  97 95
1Y CMT + 2.125%, 3.875%, 7/1/33  1 1
6M USD LIBOR + 1.367%, 2.861%, 10/1/33  264 261
ECOFC + 1.25%, 4.706%, 5/1/24  — —
ECOFC + 1.254%, 2.761%, 7/1/27  1 1
Federal National Mortgage Assn., STEP, 5.11%, 1/25/32  1 1
Federal National Mortgage Assn., UMBS
2.00%, 10/1/50  2,654 2,203
2.50%, 1/1/52  8,445 7,255
3.00%, 9/1/28 - 6/1/52  9,668 8,981
3.50%, 12/1/45 - 1/1/52  12,604 11,701
4.00%, 1/1/47 - 10/1/52  10,418 9,913
4.50%, 5/1/41 - 8/1/52  27,331 26,860
5.00%, 3/1/23 - 8/1/52  6,348 6,476
5.50%, 2/1/23 - 5/1/40  6,707 7,035
6.00%, 2/1/23 - 2/1/49  8,748 9,240
6.50%, 7/1/32 - 12/1/32  296 310
117,670
U.S. Government Obligations 1.1%
Government National Mortgage Assn.
3.00%, 9/20/47  7,392 6,754
3.50%, 8/20/44 - 10/20/52  14,878 13,870
4.00%, 9/20/45 - 10/20/52  5,359 5,153
4.50%, 8/20/47 - 10/20/52  10,215 10,031
5.00%, 12/20/34 - 5/20/48  6,709 6,829
5.50%, 9/15/45 - 2/20/49  2,938 3,137
6.00%, 7/15/36  1,431 1,525
Government National Mortgage Assn., TBA, 5.50%, 12/20/52  (4) 4,425 4,478
51,777
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $180,286) 169,447
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 17.0%
U.S. Treasury Obligations 17.0%
U.S. Treasury Notes, 0.125%, 6/30/23  (5) 2,075 2,020
U.S. Treasury Notes, 0.375%, 8/15/24  (5) 11,675 10,891
U.S. Treasury Notes, 1.75%, 3/15/25  222,545 210,444
U.S. Treasury Notes, 2.50%, 4/30/24  142,330 138,194
U.S. Treasury Notes, 2.75%, 5/15/25  209,545 202,407
U.S. Treasury Notes, 3.00%, 6/30/24  51,465 50,243
U.S. Treasury Notes, 3.00%, 7/31/24  12,750 12,447
U.S. Treasury Notes, 3.25%, 8/31/24  50,730 49,700
U.S. Treasury Notes, 4.375%, 10/31/24  98,185 98,170

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. Treasury Notes, 4.50%, 11/30/24  12,185 12,221
U.S. Treasury Notes, 4.50%, 11/15/25  40,220 40,672
Total U.S. Government Agency Obligations (Excluding Mortgage-
Backed)
(Cost $848,789) 827,409
SHORT-TERM INVESTMENTS 0.4%
Money Market Funds 0.4%
T. Rowe Price Government Reserve Fund, 3.86%  (6)(7) 17,123 17,123
Total Short-Term Investments
(Cost $17,123) 17,123
SECURITIES LENDING COLLATERAL 0.0%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH STATE STREET BANK AND TRUST
COMPANY 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 3.86%  (6)(7) 2,134 2,134
Total Investments in a Pooled Account through Securities Lending
Program with State Street Bank and Trust Company 2,134
Total Securities Lending Collateral
(Cost $2,134) 2,134
Total Investments in Securities
99.5% of Net Assets
(Cost $5,125,179) $ 4,857,406
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$1,996,711 and represents 40.9% of net assets.
(2) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(3) See Note 4 . All or a portion of this security is on loan at November 30, 2022.
(4) See Note 4 . To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $4,478 and represents 0.1% of net assets.

T. ROWE PRICE Short-Term Bond Fund

.
.
.
.
.
.
.
.
.
.
(5) At November 30, 2022, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(6) Seven-day yield
(7) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
6M USD LIBOR Six month USD LIBOR (London interbank offered rate)
12M USD LIBOR Twelve month USD LIBOR (London interbank offered rate)
1Y CMT One year U.S. Treasury note constant maturity
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
ECOFC Enterprise 11th District COFI Replacement Index
FRN Floating Rate Note
PTT Pass-Through Trust
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
UMBS Uniform Mortgage-Backed Securities
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Short-Term Bond Fund

(Amounts in 000s)
SWAPS (0.0)%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS (0.0)%
Credit Default Swaps, Protection Bought (0.0)%
Bank of America, Protection Bought
(Relevant Credit: General Mills), Pay 1.00%
Quarterly, Receive upon credit default,
12/20/24 4,857 (89) (64) (25)
Barclays Bank, Protection Bought
(Relevant Credit: Omnicom Group), Pay
1.00% Quarterly, Receive upon credit
default, 12/20/24 13,750 (237) (182) (55)
Citibank, Protection Bought (Relevant
Credit: General Mills), Pay 1.00%
Quarterly, Receive upon credit default,
12/20/24 6,938 (126) (90) (36)
Goldman Sachs, Protection Bought
(Relevant Credit: General Mills), Pay 1.00%
Quarterly, Receive upon credit default,
12/20/24 13,815 (251) (181) (70)
Total Bilateral Credit Default Swaps, Protection
Bought (517) (186)
Credit Default Swaps, Protection Sold 0.0%
Barclays Bank, Protection Sold (Relevant
Credit: AT&T, Baa2*), Receive 1.00%
Quarterly, Pay upon credit default,
12/20/22 * 14,500 32 4 28
Barclays Bank, Protection Sold (Relevant
Credit: Enbridge, Baa1*), Receive 1.00%
Quarterly, Pay upon credit default,
6/20/23 * 20,250 115 (157) 272
Total Bilateral Credit Default Swaps, Protection Sold (153) 300
Total Bilateral Swaps (670) 114
* Credit ratings as of November 30, 2022. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.

T. ROWE PRICE Short-Term Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 1,732 U.S. Treasury Notes five year contracts 3/23 (188,044) $ (1,139)
Short, 605 U.S. Treasury Notes ten year contracts 3/23 (68,667) (544)
Long, 4,819 U.S. Treasury Notes two year contracts 3/23 989,627 2,637
Short, 44 Ultra U.S. Treasury Bonds contracts 3/23 (5,996) (99)
Short, 644 Ultra U.S. Treasury Notes ten year
contracts 3/23 (77,059) (776)
Net payments (receipts) of variation margin to date 524
Variation margin receivable (payable) on open futures contracts $ 603

T. ROWE PRICE Short-Term Bond Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended November 30, 2022.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 3.86% $ — $ — $ 544 ++
Totals $ — # $ — $ 544 +
Supplementary Investment Schedule
Affiliate
Value
05/31/22
Purchase
Cost
Sales
Cost
Value
11/30/22
T. Rowe Price Government
Reserve Fund, 3.86% $ 153,759 ¤ ¤ $ 19,257
Total $ 19,257 ^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $544 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $19,257.

T. ROWE PRICE Short-Term Bond Fund
November 30, 2022 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $5,125,179) $ 4,857,406
Receivable for investment securities sold 35,825
Interest receivable 25,281
Cash 12,874
Receivable for shares sold 2,056
Variation margin receivable on futures contracts 603
Unrealized gain on bilateral swaps 300
Bilateral swap premiums paid 4
Other assets 71
Total assets 4,934,420
Liabilities
Payable for investment securities purchased 37,679
Payable for shares redeemed 7,666
Obligation to return securities lending collateral 2,134
Investment management fees payable 1,188
Bilateral swap premiums received 674
Unrealized loss on bilateral swaps 186
Due to affiliates 49
Payable to directors 2
Other liabilities 1,816
Total liabilities 51,394
NET ASSETS $ 4,883,026

T. ROWE PRICE Short-Term Bond Fund
November 30, 2022 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (365,772)
Paid-in capital applicable to 1,090,700,006 shares of $0.01
par value capital stock outstanding; 6,000,000,000 shares
authorized 5,248,798
NET ASSETS $ 4,883,026
NET ASSET VALUE PER SHARE
Investor Class
($1,610,926,076 / 360,021,643 shares outstanding) $ 4.47
Advisor Class
($8,173,693 / 1,823,457 shares outstanding) $ 4.48
I Class
($3,106,294,873 / 693,621,379 shares outstanding) $ 4.48
Z Class
($157,630,991 / 35,233,527 shares outstanding) $ 4.47

T. ROWE PRICE Short-Term Bond Fund
(Unaudited)
Statement of Operations

($000s)
6 Months
Ended
11/30/22
Investment Income (Loss)
Income
    Interest $ 65,859
Dividend 544
Securities lending 13
Total income 66,416
Expenses
Investment management 7,482
Shareholder servicing
Investor Class $ 1,397
Advisor Class 7
I Class 407 1,811
Rule 12b-1 fees
Advisor Class 11
Prospectus and shareholder reports
Investor Class 36
I Class 20 56
Custody and accounting 156
Registration 51
Legal and audit 18
Directors 6
Miscellaneous 16
Waived / paid by Price Associates (277)
Total expenses 9,330
Net investment income 57,086

T. ROWE PRICE Short-Term Bond Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/22
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (20,713)
Futures (23,306)
Swaps 208
Net realized loss (43,811)
Change in net unrealized gain / loss
Securities (110,016)
Futures 964
Swaps (260)
Change in net unrealized gain / loss (109,312)
Net realized and unrealized gain / loss (153,123)
DECREASE IN NET ASSETS FROM OPERATIONS
$ (96,037)

T. ROWE PRICE Short-Term Bond Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
11/30/22
Year
Ended
5/31/22
Increase (Decrease) in Net Assets
Operations
Net investment income $ 57,086 $ 71,415
Net realized loss (43,811) (31,114)
Change in net unrealized gain / loss (109,312) (236,844)
Decrease in net assets from operations (96,037) (196,543)
Distributions to shareholders
Net earnings
Investor Class (18,590) (34,200)
Advisor Class (86) (195)
I Class (35,812) (33,639)
Z Class (2,363) (3,571)
Decrease in net assets from distributions (56,851) (71,605)
Capital share transactions
*
Shares sold
Investor Class 140,106 631,575
Advisor Class 743 18,976
I Class 461,715 2,121,221
Z Class 1,476 8,753
Distributions reinvested
Investor Class 15,244 26,293
Advisor Class 82 191
I Class 31,831 29,019
Z Class 2,363 3,570
Shares redeemed
Investor Class (346,799) (2,263,413)
Advisor Class (2,076) (31,088)
I Class (477,349) (1,065,179)
Z Class (41,481) (45,131)
Decrease in net assets from capital share
transactions (214,145) (565,213)

T. ROWE PRICE Short-Term Bond Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/22
Year
Ended
5/31/22
Net Assets
Decrease during period (367,033) (833,361)
Beginning of period 5,250,059 6,083,420
End of period $ 4,883,026 $ 5,250,059
*Share information (000s)
Shares sold
Investor Class 30,957 132,368
Advisor Class 164 4,050
I Class 102,239 446,148
Z Class 326 1,837
Distributions reinvested
Investor Class 3,380 5,527
Advisor Class 18 40
I Class 7,052 6,132
Z Class 524 752
Shares redeemed
Investor Class (76,801) (476,759)
Advisor Class (460) (6,663)
I Class (105,486) (222,472)
Z Class (9,219) (9,415)
Decrease in shares outstanding (47,306) (118,455)

T. ROWE PRICE Short-Term Bond Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Short-Term Bond Fund, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Short-Term Bond Fund (the
fund) is a diversified, open-end management investment company established by the corporation. The fund seeks a high level of income consistent with minimal fluctuation in principal value and liquidity. The fund has four classes of shares: the Short-Term
Bond Fund (Investor Class), the Short-Term Bond Fund–Advisor Class (Advisor Class),
the Short-Term Bond Fund–I Class (I Class) and the Short-Term Bond Fund–Z Class
(Z Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Prior to November 15, 2021, the initial investment minimum was $1 million and was generally waived for financial intermediaries, eligible retirement plans, and other certain accounts. As a result of the reduction in the I Class minimum, certain assets transferred from the Investor Class to the I Class. This transfer of shares from Investor Class to I Class is reflected in the
Statement of Changes in Net Assets within the Capital shares transactions as Shares redeemed and Shares sold, respectively. The Z Class is only available to funds advised by T. Rowe Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. The Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor, I and Z Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

T. ROWE PRICE Short-Term Bond Fund

Investment Transactions, Investment Income, and Distributions Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance The FASB issued Accounting Standards Update (ASU),
ASU 2020–04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of
Reference Rate Reform on Financial Reporting in March 2020 and ASU 2021-01 in
January 2021 which provided further amendments and clarifications to Topic 848.
These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR), and other interbank-offered based reference rates, through December 31, 2022. Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial statements.

T. ROWE PRICE Short-Term Bond Fund

Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant

T. ROWE PRICE Short-Term Bond Fund

observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Short-Term Bond Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on November 30, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended November 30, 2022, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 4,838,149 $ — $ 4,838,149
Short-Term Investments 17,123 — — 17,123
Securities Lending Collateral 2,134 — — 2,134
Total Securities 19,257 4,838,149 — 4,857,406
Swaps — 147 — 147
Futures Contracts* 2,637 — — 2,637
Total $ 21,894 $ 4,838,296 $ — $ 4,860,190
Liabilities
Swaps $ — $ 703 $ — $ 703
Futures Contracts* 2,558 — — 2,558
Total $ 2,558 $ 703 $ — $ 3,261
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations &
Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed Securities, U.S.
Government & Agency Mortgage-Backed Securities and U.S. Government Agency Obligations
(Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Short-Term Bond Fund

use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of November 30, 2022, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
($000s) Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives Futures $ 2,637
Credit derivatives Bilateral Swaps and Premiums 147
*
Total $ 2,784
*
Liabilities
Interest rate derivatives Futures $ 2,558
Credit derivatives Bilateral Swaps and Premiums 703
Total $ 3,261
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Short-Term Bond Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended November 30, 2022, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-
traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives)
may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and Derivatives Association master agreements (ISDAs)
or foreign exchange letter agreements (FX letters).
($000s)
Location of Gain (Loss) on Statement of Operations
Futures Swaps Total
Realized Gain (Loss)
Interest rate derivatives $ (23,306) $ — $ (23,306)
Credit derivatives — 208 208
Total $ (23,306) $ 208 $ (23,098)
Change in Unrealized
Gain (Loss)
Interest rate derivatives $ 964 $ — $ 964
Credit derivatives — (260) (260)
Total $ 964 $ (260) $ 704

T. ROWE PRICE Short-Term Bond Fund

MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition,
ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate.
Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements whereas
FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction.
This ability is subject to the liquidity of underlying positions. As of November 30, 2022, securities valued at $713,000 had been pledged or posted by the fund to counterparties for bilateral derivatives. As of November 30, 2022, no collateral was pledged by counterparties to the fund for bilateral derivatives. As of November 30, 2022, securities valued at $6,682,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and

T. ROWE PRICE Short-Term Bond Fund

mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract
(variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the six months ended
November 30, 2022, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 20% and 26% of net assets.
Swaps  The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool;
or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse
(centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of

T. ROWE PRICE Short-Term Bond Fund

a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of November 30, 2022, the notional amount of protection sold by the fund totaled $34,750,000 (0.7% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the six months ended November 30, 2022, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 1% and 2% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

T. ROWE PRICE Short-Term Bond Fund

Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Collateralized Loan Obligations   The fund invests in collateralized loan obligations
(CLOs) which are entities backed by a diversified pool of syndicated bank loans.
The cash flows of the CLO can be split into multiple segments, called “tranches” or
“classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches.
Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities (MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages; accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.
TBA Purchase, Sale Commitments and Forward Settling Mortgage Obligations  The
fund enters into to-be-announced (TBA) purchase or sale commitments (collectively,
TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With
TBA transactions, the particular securities to be received or delivered by the fund are not identified at the trade date; however, the securities must meet specified terms, including rate and mortgage term, and be within industry-accepted “good delivery” standards.
The fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling”
the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities. Until settlement, the fund maintains liquid assets sufficient to settle its commitment to purchase a TBA or, in the case of a sale commitment, the fund maintains an entitlement to the security to be sold.

T. ROWE PRICE Short-Term Bond Fund

To mitigate counterparty risk, the fund has entered into Master Securities Forward
Transaction Agreements (MSFTA) with counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments and other forward settling mortgage obligations with a particular counterparty (collectively, MSFTA Transactions). At any time, the fund’s risk of loss from a particular counterparty related to its MSFTA Transactions is the aggregate unrealized gain on appreciated MSFTA Transactions in excess of unrealized loss on depreciated MSFTA Transactions and collateral received, if any, from such counterparty. As of November 30, 2022, no collateral was pledged by the fund or counterparties for MSFTA Transactions.
LIBOR Transition  The fund may invest in instruments that are tied to reference rates, including LIBOR. Over the course of the last several years, global regulators have indicated an intent to phase out the use of LIBOR and similar interbank offered rates
(IBOR). While publication for most LIBOR currencies and lesser-used USD LIBOR settings ceased immediately after December 31, 2021, remaining USD LIBOR settings will continue to be published until June 30, 2023. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. Any potential effects of the transition away from LIBOR on the fund, or on certain instruments in which the fund invests, cannot yet be determined. The transition process may result in, among other things, an increase in volatility or illiquidity of markets for instruments that currently rely on LIBOR, a reduction in the value of certain instruments held by the fund, or a reduction in the effectiveness of related fund transactions such as hedges.
Any such effects could have an adverse impact on the fund's performance.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform.

T. ROWE PRICE Short-Term Bond Fund

Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At November 30, 2022, the value of loaned securities was
$2,096,000; the value of cash collateral and related investments was $2,134,000.
Other  Purchases and sales of portfolio securities other than short-term and U.S.
government securities aggregated $521,104,000 and $719,478,000, respectively, for the six months ended November 30, 2022. Purchases and sales of U.S. government securities aggregated $762,604,000 and $729,461,000, respectively, for the six months ended
November 30, 2022.
NOTE 5 - FEDERAL INCOME TAXES
No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue
Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of May 31, 2022, the fund had $48,726,000 of available capital loss carryforwards.
At November 30, 2022, the cost of investments for federal income tax purposes was $5,124,509,000. Net unrealized loss aggregated $267,580,000 at period-end, of which $5,231,000 related to appreciated investments and $272,811,000 related to depreciated investments.

T. ROWE PRICE Short-Term Bond Fund

NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price Associates has
entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.01% of the fund's average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260%
for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At November 30, 2022, the effective annual group fee rate was 0.29%.
The I Class is subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the
I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the
I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby
Price Associates has agreed to waive and/or bear all of the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.

T. ROWE PRICE Short-Term Bond Fund

Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price
Associates during the six months ended November 30, 2022 as indicated in the table below. At November 30, 2022, there were no amounts subject to repayment by the fund. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price
Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the six months ended November 30, 2022, expenses incurred pursuant to these service agreements were $50,000 for Price Associates; $717,000 for T. Rowe Price Services, Inc.;
and $43,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. As approved by the fund’s Board of
Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the six months ended November 30, 2022, the fund was charged $266,000 for shareholder servicing costs related to the college savings plans, of which $161,000 was for services provided by Price. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At November 30, 2022,
approximately 31% of the outstanding shares of the I Class were held by college savings plans.
I Class Z Class
Expense limitation/I Class Limit 0.05% 0.00%
Expense limitation date 09/30/24 N/A
(Waived)/repaid during the period ($000s) $— $(277)

T. ROWE PRICE Short-Term Bond Fund

Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates
(collectively, Price Funds and accounts) may invest in the fund. No Price fund or account may invest for the purpose of exercising management or control over the fund.
At November 30, 2022, approximately 100% of the Z Class’s outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds (together, the Price Reserve Funds). The Price Reserve
Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
As of November 30, 2022, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 51,825,393 shares of the Investor Class, representing 14% of the Investor Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended
November 30, 2022, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 7 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.

T. ROWE PRICE Short-Term Bond Fund

In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Short-Term Bond Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .

T. ROWE PRICE Short-Term Bond Fund

APPROVAL OF SUBADVISORY AGREEMENT
At a meeting held on July 25, 2022 (Meeting), the fund’s Board of Directors (Board)
considered the initial approval of an investment subadvisory agreement (Subadvisory
Contract) that T. Rowe Price Associates, Inc. (Adviser), entered into with T. Rowe Price
International Ltd (Subadviser) on behalf of the fund. The Subadvisory Contract authorizes the Subadviser to have investment discretion with respect to all or a portion of the fund’s portfolio. The Board noted that the Subadvisory Contract will be substantially similar to other subadvisory agreements that are in place for other T. Rowe Price funds that delegate investment management responsibilities to affiliated investment advisers and that the Adviser will retain oversight responsibilities with respect to the fund. The Board also noted that the new subadvisory arrangement will not change the total advisory fees paid by the fund. However, under the Subadvisory Contract, the Adviser may pay the
Subadviser up to 60% of the advisory fees that the Adviser receives from the fund.
At the Meeting, the Board reviewed materials relevant to its consideration of the proposed Subadvisory Contract. Each year, the Board considers the continuation of the investment management agreement (Advisory Contract) between the fund and the
Adviser. The fund’s Advisory Contract was most recently approved by the Board at a meeting held on March 7–8, 2022 (March Meeting). A discussion of the basis for the
Board’s approval of the Advisory Contract is included in the fund’s annual shareholder report for the period ended May 31, 2022. The factors considered by the Board at the Meeting in connection with approval of the proposed Subadvisory Contract were substantially similar to the factors considered at the March Meeting in connection with the approval to continue the Advisory Contract. The independent directors were assisted in their evaluation of the Subadvisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
Following discussion at the Meeting, the Board, including all of the fund’s independent directors, approved the Subadvisory Contract between the Adviser and Subadviser on behalf of the fund. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the Subadvisory Contract effective September 1, 2022.

T. ROWE PRICE Short-Term Bond Fund

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program
(Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe
Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the
Liquidity Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk
Committee (LRC), which is a cross-functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’
compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions.
Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 25, 2022, the Board was presented with an annual assessment prepared by the LRC, on behalf of the Adviser, that addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity Program and the determination of each fund’s Highly Liquid Investment Minimum (HLIM). The annual assessment included consideration of the following factors, as applicable: the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.

T. ROWE PRICE Short-Term Bond Fund

For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1,
2021, through March 31, 2022. The report described the methodology for classifying a fund’s investments (including any derivative transactions) into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category.
It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.
LIQUIDITY RISK MANAGEMENT PROGRAM (continued)

T. Rowe Price Investment Services, Inc. | 100 East Pratt Street | Baltimore, MD 21202-1009
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GENERAL INVESTING
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Gifts and transfers to a
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Visit troweprice.com/broadrange
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
All mutual funds are subject to market risk, including possible loss of principal. Investing internationally involves special risks including economic and political uncertainty and currency fluctuation.
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The T. Rowe Price
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ActivePlus Portfolios is a discretionary investment management program provided by
T. Rowe Price Advisory Services, Inc., a registered investment adviser under the Investment Advisers Act of
1940. Brokerage services are provided by T. Rowe Price Investment Services, Inc., member FINRA/SIPC.
Brokerage accounts are carried by Pershing LLC, a BNY Mellon Company, member NYSE/FINRA/SIPC.
T. Rowe Price Advisory Services, Inc., and T. Rowe Price Investment Services, Inc., are affiliated companies.
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Brokerage services are provided by T. Rowe Price Investment Services, Inc., member FINRA/SIPC.
Brokerage accounts are carried by Pershing LLC, a BNY Mellon Company, member NYSE/FINRA/SIPC.
202301-2568426
F55-051 1/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)   The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)   The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

    (2) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section  302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

    (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Short-Term Bond Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 19, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 19, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	January 19, 2023